UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2006

Date of reporting period:	3/31/2006

Item 1: Schedule of Investments

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —98.5%

	Common Stocks
	Aerospace & Defense —3.5%
39,800	Boeing Co.	$3,101,614
56,216	General Dynamics Corp.	3,596,700
29,100	Lockheed Martin Corp.	2,186,283
6,000	Northrop Grumman Corp.	409,740
27,051	United Technologies Corp.	1,568,146

		10,862,483

	Agriculture/Heavy Equipment —1.9%
38,600	Altria Group, Inc.	2,735,196
42,863	Archer-Daniels-Midland Co.	1,442,340
21,272	Monsanto Co.	1,802,802

		5,980,338

	Automobile Manufacturers
258	Toyota Motor Corp., ADR	28,096

	Automotive Parts —0.6%
28,700	Autoliv, Inc. (Sweden)	1,623,846
7,600	Navistar International Corp. *	209,608

		1,833,454

	Beverages —0.3%
14,200	PepsiCo., Inc.	820,618

	Biotechnology —5.2%
42,300	Amgen, Inc.	3,077,325
115,560	Genentech, Inc.	9,765,976
47,979	Genzyme Corp.	3,225,148

		16,068,449

	Broadcasting —0.2%
16,800	Clear Channel Communications, Inc.	487,368

	Chemicals —0.6%
2,800	Ashland, Inc.	199,024
32,500	Praxair, Inc.	1,792,375

		1,991,399

	Clothing & Apparel —0.9%
82,642	Coach, Inc.	2,857,760

	Commercial Services —1.7%
5,800	Accenture Ltd. (Class “A” Stock) *	174,406
4,700	Corporate Executive Board Co. (The)	474,230
31,600	McKesson Corp.	1,647,308
28,500	Moody’s Corp.	2,036,610
25,600	Robert Half International, Inc.	988,416

		5,320,970

	Computer Hardware —2.4%
13,400	Apple Computer, Inc.	840,448
43,500	Cadence Design System, Inc.	804,315
20,700	Computer Sciences Corp.	1,149,885
5,700	Dell, Inc.	169,632
45,900	Hewlett-Packard Co.	1,510,110
16,400	International Business Machines Corp.	1,352,508
12,700	Synopsys, Inc.	283,845
69,500	Western Digital Corp.	1,350,385

		7,461,128

	Computer Services & Software —2.7%
33,000	Autodesk, Inc.	1,271,160

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Computer Services & Software (cont’d)
26,200	Electronic Data Systems Corp.	$702,946
31,220	Global Payments, Inc.	1,654,972
164,600	Microsoft Corp.	4,478,766
5,100	SanDisk Corp.	293,352

		8,401,196

	Construction —2.0%
36,089	KB Home	2,345,063
44,480	Lennar Corp. (Class “A” Stock)	2,685,703
30,400	Toll Brothers, Inc.	1,052,752

		6,083,518

	Consumer Products & Services —3.9%
11,100	American Greetings Corp. (Class “A” Stock)	239,982
189,623	Procter & Gamble Co.	10,926,077
11,600	Whirlpool Corp.	1,061,052

		12,227,111

	Diversified —0.1%
2,000	3M Co.	151,380
3,100	Brink’s Co. (The)	157,356
3,000	Trinity Industries, Inc.	163,170

		471,906

	Electronic Components —1.8%
49,800	Agilent Technologies, Inc.	1,869,990
31,800	Avnet, Inc.	807,084
16,900	Emerson Electric Co.	1,413,347
12,200	Energizer Holdings, Inc.	646,600
4,000	Jabil Circuit, Inc.	171,440
17,300	LSI Logic Corp. *	199,988
14,300	Raytheon Co.	655,512

		5,763,961

	Energy —0.3%
23,500	TXU Corp.	1,051,860

	Entertainment & Leisure —0.8%
44,269	Las Vegas Sands, Inc. *	2,508,282

	Environmental Services —0.4%
28,800	Republic Services, Inc.	1,224,288

	Financial - Bank & Trust —2.7%
9,100	Bank of America Corp.	414,414
3,700	Bank of Hawaii Corp.	197,247
25,100	Countrywide Financial Corp.	921,170
58,500	UBS AG (Switzerland)	6,433,245
5,600	UnionBanCal Corp.	392,896

		8,358,972

	Financial Services —7.4%
52,600	AmeriCredit Corp.	1,616,398
540	Ameriprise Financial, Inc.	24,332
9,908	Chicago Mercantile Exchange Holdings, Inc.	4,433,830
43,900	Goldman Sachs Group, Inc.	6,890,544
4,900	JPMorgan Chase & Co.	204,036
38,488	Lehman Brothers Holdings, Inc.	5,562,671
14,200	Merrill Lynch & Co., Inc.	1,118,392
54,936	SLM Corp.	2,853,376
18,500	TD Ameritrade Holding Corp.	386,095

		23,089,674

	Foods —0.5%
59,000	Kroger Co. (The)	1,201,240

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Foods (cont’d)
11,600	Supervalue, Inc.	$357,512

		1,558,752

	Healthcare Services —5.0%
33,100	AmerisourceBergen Corp.	1,597,737
12,500	Coventry Health Care, Inc. *	674,750
7,500	Guidant Corp.	585,450
23,500	Humana, Inc.	1,237,275
18,513	Quest Diagnostics, Inc.	949,717
188,150	UnitedHealth Group, Inc.	10,510,059

		15,554,988

	Hotels & Motels —3.5%
7,900	Choice Hotels Intrenational, Inc.	361,662
116,800	MGM Mirage	5,032,912
9,524	Station Casinos, Inc.	755,920
62,500	Wynn Resorts Ltd.	4,803,125

		10,953,619

	Insurance —1.9%
7,400	Chubb Corp.	706,256
11,734	Genworth Financial, Inc.	392,268
15,900	Loews Corp.	1,609,080
25,111	MBIA, Inc.	1,509,924
14,873	Progressive Corp.	1,550,659

		5,768,187

	Internet Services —1.5%
16,500	Fair Isaac Corp.	653,730
8,400	Google, Inc. (Class “A” Stock)	3,276,000
25,200	MPS Group, Inc. *	385,560
18,000	Symantec Corp.	302,940

		4,618,230

	Machinery & Equipment —2.2%
76,714	Caterpillar, Inc.	5,508,832
16,314	Deere & Co.	1,289,622

		6,798,454

	Manufacturing —2.5%
2,500	Eaton Corp.	182,425
197,200	General Electric Co.	6,858,616
2,400	Harsco Corp.	198,288
7,000	ITT Industries, Inc.	393,540

		7,632,869

	Media —2.6%
26,850	CBS Corp. (Class “B” Stock)	643,863
22,700	Comcast Corp. (Class “A” Stock)	593,832
211,300	Liberty Media Corp. ( Class “A” Stock)	1,734,773
11,000	McGraw-Hill Cos., Inc.	633,820
94,900	Time Warner, Inc.	1,593,371
17,400	Univision Communications, Inc. (Class “A” Stock) *	599,778
26,850	Viacom, Inc. (Class “B” Stock) *	1,041,780
43,000	Walt Disney Co. (The)	1,199,270

		8,040,487

	Medical Supplies & Equipment —3.5%
8,200	Becton Dickinson & Co.	504,956
59,700	Johnson & Johnson	3,535,434
105,160	Medtronic, Inc.	5,336,870

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Medical Supplies & Equipment (cont’d)
39,100	St. Jude Medical, Inc.	$1,603,100

		10,980,360

	Metals & Mining —1.4%
30,289	Companhia Vale Do Rio Doce, ADR (Brazil)	1,469,925
22,028	Peabody Energy Corp.	1,110,432
19,700	Southern Copper Corp.	1,664,256

		4,244,613

	Oil, Gas & Consumable Fuels —3.7%
25,700	Devon Energy Corp.	1,572,069
9,600	EOG Resources, Inc.	691,200
32,594	Halliburton Co.	2,380,014
21,700	Helmerich & Payne, Inc.	1,515,094
13,100	Pogo Producing Co.	658,275
25,127	Schlumberger Ltd.	3,180,324
19,900	Sunoco, Inc.	1,543,643

		11,540,619

	Pharmaceuticals —3.0%
8,000	Allergan, Inc.	868,000
48,765	Amylin Pharmaceuticals, Inc.	2,387,047
30,200	Endo Pharmaceuticals Holdings, Inc. *	990,862
6,500	Express Scripts, Inc. *	571,350
3,400	Forest Laboratories, Inc. *	151,742
7,900	Hospira, Inc.	311,734
20,100	KOS Pharmaceuticals, Inc.	960,177
44,500	Merck & Co., Inc.	1,567,735
58,800	Pfizer, Inc.	1,465,296

		9,273,943

	Pipelines —0.1%
5,000	Equitable Resources, Inc.	182,550

	Printing & Publishing
2,900	Banta Corp.	150,742

	Real Estate —0.7%
10,000	New Century Financial Corp.	460,200
28,423	St. Joe Co. (The)	1,786,101

		2,246,301

	Real Estate Investment Trust —0.1%
4,100	ProLogis	219,350
2,200	Public Storage, Inc.	178,706

		398,056

	Restaurants —2.0%
35,648	Starbucks Corp.	1,341,791
98,182	Yum! Brands, Inc.	4,797,172

		6,138,963

	Retail & Merchandising —7.8%
34,000	Autonation, Inc. *	732,700
6,200	Brinker International, Inc.	261,950
63,500	Circuit City Stores, Inc.	1,554,480
16,200	Colgate-Palmolive Co.	925,020
34,556	CVS Corp.	1,032,188
41,100	Darden Restaurants, Inc.	1,686,333
11,900	Dillard’s, Inc. (Class “A” Stock)	309,876
82,145	Home Depot, Inc.	3,474,734
109,100	Lowe’s Cos., Inc.	7,030,404
12,200	Payless Shoesource, Inc. *	279,258
46,249	Target Corp.	2,405,410
17,600	The Men’s Wearhouse, Inc.	632,544

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Retail & Merchandising (cont’d)
26,900	Wal-Mart Stores, Inc.	$1,270,756
59,300	Walgreen Co.	2,557,609

		24,153,262

	Retailing —0.4%
27,200	Chico’s FAS, Inc.	1,105,408

	Semiconductors —2.9%
24,700	Advanced Micro Devices, Inc.	819,052
42,100	Freescale Semiconductor, Inc. (Class “B” Stock)	1,169,117
94,600	Intel Corp.	1,830,510
17,900	Lam Research Corp.	769,700
99,300	Micron Technology, Inc.	1,461,696
88,400	Texas Instruments, Inc.	2,870,348

		8,920,423

	Telecommunications —7.4%
44,200	Abbott Laboratories	1,877,174
61,610	America Movil SA de CV, ADR (Mexico)	2,110,759
289,939	Cisco Systems, Inc.	6,282,978
77,600	Corning, Inc. *	2,088,216
200,957	Motorola, Inc.	4,603,925
10,000	NII Holdings, Inc. *	589,700
99,617	QUALCOMM, Inc.	5,041,616
12,007	Sprint Nextel Corp.	310,261

		22,904,629

	Transportation —6.1%
63,305	Burlington Northern Santa Fe Corp.	5,275,205
26,900	CSX Corp.	1,608,620
75,500	FedEx Corp.	8,526,970
37,162	Union Pacific Corp.	3,469,073

		18,879,868

	Utilities —0.3%
28,400	PG&E Corp.	1,104,760

	Total Long-Term Investments (cost $266,882,995)	306,042,914

	SHORT-TERM INVESTMENT —1.7%

	Affiliated Money Market Mutual Fund
5,421,682	Dryden Core Investment Fund - Taxable Money Market Series (cost $5,421,682) (w)	5,421,682

	Total Investments—100.2% (cost $272,304,677) (p)	311,464,596
	Liabilities in excess of other assets —(0.2)%	(630,326)

	Net Assets —100%	$310,834,270

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $272,809,338; accordingly, net unrealized appreciation on investments for federal income tax purposes was $38,655,258 (gross unrealized appreciation - $44,058,260; gross unrealized depreciation - $5,403,002). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —99.2%

	Common Stocks
	Aerospace/Defense —2.5%
32,300	Lockheed Martin Corp.	$2,426,699
66,100	Northrop Grumman Corp.	4,513,969
49,600	Raytheon Co.	2,273,664

		9,214,332

	Auto Components —1.6%
80,762	Delphi Corp.	51,284
66,300	Johnson Controls, Inc.	5,034,159
10,100	Magna International, Inc. (Class “A” Stock)	764,469

		5,849,912

	Automobiles —0.6%
30,300	PACCAR, Inc.	2,135,544

	Beverages —1.4%
48,500	Coca-Cola Co. (The)	2,030,695
94,100	Coca-Cola Enterprises, Inc.	1,913,994
23,900	Anheuser-Busch Cos., Inc.	1,022,203

		4,966,892

	Biotechnology
1,200	Amgen, Inc.	87,300

	Broadcasting —0.9%
144,100	CBS Corp. (Class “B” Stock)	3,455,518

	Building Materials —0.9%
104,000	Masco Corp.	3,378,960

	Capital Markets —0.3%
9,900	Bank of New York Co., Inc. (The)	356,796
24,100	E*Trade Financial Corp.	650,218

		1,007,014

	Chemicals —3.3%
30,100	Air Products & Chemicals, Inc.	2,022,419
3,600	E.I. du Pont de Nemours & Co.	151,956
6,800	Nalco Holding Co.	120,360
40,000	PPG Industries, Inc.	2,534,000
28,000	Praxair, Inc.	1,544,200
17,800	Rohm & Haas Co.	869,886
73,600	Dow Chemical Co.	2,988,160
34,800	Eastman Chemical Co.	1,781,064

		12,012,045

	Commercial Banks —8.2%
263,886	Bank of America Corp.	12,017,368
2,400	BB&T Corp.	94,080
137,600	KeyCorp	5,063,680
5,200	Marshall & Ilsley Corp.	226,616
55,000	Mellon Financial Corp.	1,958,000
24,200	North Fork Bancorp, Inc.	697,686
10,800	State Street Corp.	652,644
110,600	U.S. Bancorp	3,373,300
10,500	UnionBanCal Corp.	736,680
11,500	Wachovia Corp.	644,575
61,600	Wells Fargo & Co.	3,934,392
6,200	Zions Bancorp	512,926

		29,911,947

	Commercial Services & Supplies —0.8%
107,400	Cendant Corp.	1,863,390
100	McKesson Corp.	5,213

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Commercial Services & Supplies (cont’d)
32,000	Waste Management, Inc.	$1,129,600

		2,998,203

	Computer Networking
800	Network Appliance, Inc. *	28,824

	Computers & Peripherals —1.3%
5,500	Affiliated Computer Services, Inc. (Class “A” Stock)	328,130
99,200	Hewlett-Packard Co.	3,263,680
12,500	International Business Machines Corp.	1,030,875
2,100	NCR Corp.	87,759

		4,710,444

	Diversified Financial Services —8.7%
22,800	CIT Group, Inc.	1,220,256
6,100	Capital One Financial Corp.	491,172
249,300	Citigroup, Inc.	11,776,932
108,200	Countrywide Credit Industries, Inc.	3,970,940
21,700	Goldman Sachs Group, Inc.	3,406,032
21,400	MBIA, Inc.	1,286,782
31,800	Merrill Lynch & Co., Inc.	2,504,568
42,000	Morgan Stanley Dean Witter & Co.	2,638,440
46,100	JPMorgan Chase & Co.	1,919,604
19,000	Lehman Brothers Holdings, Inc.	2,746,070

		31,960,796

	Diversified Machinery —0.1%
7,000	Ingersoll-Rand Co. Ltd. (Class “A” Stock)	292,530

	Diversified Telecommunication Services —0.5%
65,300	Sprint Nextel Corp.	1,687,352

	Electric Utilities —4.3%
53,100	CMS Energy Corp.	687,645
26,000	Consolidated Edison, Inc.	1,131,000
7,600	Constellation Energy Group, Inc.	415,796
17,500	Edison International	720,650
16,400	Entergy Corp.	1,130,616
90,600	FPL Group, Inc.	3,636,684
17,796	FirstEnergy Corp.	870,224
1,400	PG&E Corp.	54,460
44,000	PPL Corp.	1,293,600
15,100	Pinnacle West Capital Corp.	590,410
11,900	Wisconsin Energy Corp.	475,881
39,300	Xcel Energy, Inc.	713,295
1,300	American Electric Power Co., Inc.	44,226
51,100	Duke Energy Corp.	1,489,565
59,400	TXU Corp.	2,658,744

		15,912,796

	Exchange Traded Fund —0.2%
10,430	iShares Russell 1000 Value Index Fund	761,599

	Financial - Bank & Trust —0.3%
6,600	Amsouth Bancorporation	178,530
8,000	SunTrust Banks, Inc.	582,080
13,100	TCF Financial Corp.	337,325

		1,097,935

	Food & Staples Retailing —0.6%
67,800	Albertson’s, Inc.	1,740,426
11,900	Safeway, Inc.	298,928

		2,039,354

	Food Products —1.6%
103,600	ConAgra Foods, Inc.	2,223,256
1,600	Kellogg Co.	70,464
49,200	Kraft Foods, Inc. (Class “A” Stock)	1,491,252

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Food Products (cont’d)
35,800	Sara Lee Corp.	$640,104
5,000	Sysco Corp.	160,250
35,500	Unilever PLC, ADR (United Kingdom)	1,457,985

		6,043,311

	Gas & Pipeline Utilities —1.5%
27,300	Northeast Utilities	533,169
80,200	Valero Energy Corp.	4,794,356

		5,327,525

	Health Care Equipment & Supplies —1.2%
4,600	Bausch & Lomb, Inc.	293,020
1,900	Cooper Cos, Inc. (The)	102,657
14,600	Eli Lilly & Co.	807,380
11,300	Sepracor, Inc.	551,553
49,000	Wyeth	2,377,480
3,500	Zimmer Holdings, Inc.	236,600

		4,368,690

	Healthcare Providers & Services —1.7%
13,600	Aetna, Inc.	668,304
8,600	CIGNA Corp.	1,123,332
42,800	HCA, Inc.	1,959,812
127,000	Tenet Healthcare Corp. *	937,260
21,400	WellPoint, Inc.	1,657,002

		6,345,710

	Hotels, Restaurants & Leisure —1.6%
10,500	Carnival Corp.	497,385
18,896	Harrah’s Entertainment, Inc.	1,473,132
10,900	Hilton Hotels Corp.	277,514
72,300	McDonald’s Corp.	2,484,228
21,400	Yum! Brands, Inc.	1,045,604

		5,777,863

	Household Durables —1.4%
400	Centex Corp.	24,796
80,700	Lennar Corp. (Class “A” Stock)	4,872,666
5,480	Lennar Corp. (Class “B” Stock)	305,729

		5,203,191

	Household Products —0.9%
39,300	Kimberly-Clark Corp.	2,271,540
13,600	Fortune Brands, Inc.	1,096,568

		3,368,108

	Industrial Conglomerates —2.2%
13,700	3M Co.	1,036,953
87,700	General Electric Co.	3,050,206
148,300	Tyco International Ltd. (Bermuda)	3,986,304

		8,073,463

	Industrial Machinery —1.1%
36,100	Deere & Co.	2,853,705
15,400	Eaton Corp.	1,123,738

		3,977,443

	Industrial Products —0.1%
3,400	Mohawk Industries, Inc.	274,448

	Insurance —9.2%
83,100	Allstate Corp. (The)	4,330,341
13,800	Ambac Financial Group, Inc.	1,098,480

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Insurance (cont’d)
17,800	American International Group, Inc.	$1,176,402
4,900	AON Corp.	203,399
23,800	Assurant, Inc.	1,172,150
110,000	Genworth Financial, Inc.	3,677,300
23,600	Hanover Insurance Group, Inc. (The)	1,237,112
25,600	Hartford Financial Services Group, Inc. (The)	2,062,080
16,000	Lincoln National Corp.	873,440
32,900	Marsh & McLennan Cos., Inc.	965,944
116,270	MetLife, Inc.	5,623,980
8,300	Protective Life Corp.	412,842
162,400	St. Paul Travelers Cos., Inc. (The)	6,786,696
13,400	Torchmark Corp.	765,140
140,900	UnumProvident Corp.	2,885,632
11,200	W.R. Berkely Corp.	650,272

		33,921,210

	Internet & Catalog Retail —0.1%
4,700	eBay, Inc.	183,582

	IT Services —1.0%
133,400	Electronic Data System Corp.	3,579,122

	Leisure Equipment & Products —0.2%
26,300	Eastman Kodak Co.	747,972
2,300	Mattel, Inc.	41,699

		789,671

	Machinery —0.4%
29,900	SPX Corp.	1,597,258

	Manufacturing
800	Danaher Corp.	50,840

	Media —2.3%
1,500	Echostar Communications Corp. (Class “A” Stock)	44,805
70,500	Gannett Co., Inc.	4,224,360
113,500	News Corp. (Class “A” Stock)	1,885,235
3,400	E.W. Scripps Co. ( Class “A” Stock)	152,014
34,000	Time Warner, Inc.	570,860
44,500	Viacom, Inc. (Class “B” Stock) *	1,726,600

		8,603,874

	Medical Supplies & Equipment —0.1%
1,400	Baxter International, Inc.	54,334
2,600	Charles River Laboratories International, Inc. *	127,452

		181,786

	Metals & Mining —2.2%
144,376	Alcoa, Inc.	4,412,131
18,100	United States Steel Corp.	1,098,308
30,000	Phelps Dodge Corp.	2,415,900

		7,926,339

	Multi-Utilities —0.4%
22,400	Public Service Enterprise Group, Inc.	1,434,496

	Multi-Utilities & Unregulated Power —0.6%
26,200	Dominion Resources, Inc.	1,808,586
14,600	SCANA Corp.	572,904

		2,381,490

	Multiline Retail —1.1%
4,500	Abercrombie & Fitch Co., (Class “A” Stock)	262,350
17,100	Dollar General Corp.	302,157
1,900	Federated Department Stores	138,700
11,300	J. C. Penney Co., Inc.	682,633
5,900	Kohl’s Corp.	312,759
92,700	Limited Brands, Inc.	2,267,442
5,400	Nordstrom, Inc.	211,572

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Multiline Retail (cont’d)
		4,177,613

	Networking Equipment —0.1%
20,600	Juniper Networks, Inc.	393,872

	Oil Field / Equipment Services —3.2%
58,600	Apache Corp.	3,838,886
107,900	ConocoPhillips	6,813,885
12,800	Devon Energy Corp.	782,976
8,200	Dynegy, Inc. (Class “A” Stock)	39,360
6,100	Halliburton Co.	445,422

		11,920,529

	Oil, Gas & Consumable Fuels —6.4%
5,000	Anadarko Petroleum Corp.	505,050
10,900	Burlington Resources, Inc.	1,001,819
57,600	ChevronTexaco Corp.	3,339,072
7,200	EOG Resources, Inc.	518,400
166,700	Exxon Mobil Corp.	10,145,362
19,700	GlobalSantaFe Corp.	1,196,775
57,100	Occidental Petroleum Corp.	5,290,315
2,500	Rowan Cos., Inc.	109,900
12,500	Tesoro Corp.	854,250
13,600	Weatherford International Ltd.	622,200
600	XTO Energy, Inc.	26,142

		23,609,285

	Paper & Forest Products —0.5%
4,400	Bowater, Inc.	130,152
15,500	International Paper Co.	535,835
9,600	Smurfit-Stone Container Corp.	130,272
2,800	Temple-Inland, Inc.	124,740
13,020	Weyerhauser Co.	943,039

		1,864,038

	Pharmaceuticals —3.0%
17,700	Abbott Laboratories	751,719
3,300	Barr Pharmaceuticals, Inc.	207,834
17,800	Johnson & Johnson	1,054,116
73,500	Merck & Co., Inc.	2,589,405
260,600	Pfizer, Inc.	6,494,152
1,400	Watson Pharmaceuticals, Inc.	40,236

		11,137,462

	Printing & Publishing
500	Knight-Ridder, Inc.	31,605

	Railroads & Equipment —1.5%
23,400	CSX Corp.	1,399,320
2,600	FedEx Corp.	293,644
43,900	Norfolk Southern Corp.	2,373,673
15,700	Burlington North Santa Fe Corp.	1,308,281

		5,374,918

	Real Estate Investment Trust —3.7%
31,100	Apartment Investment & Management Co. (Class “A” Stock)	1,458,590
12,100	Cresent Real Estate	254,947
73,000	Equity Office Properties Trust	2,451,340
10,900	Hospitality Properties Trust	476,003
66,500	Host Marriott Corp.	1,423,100
7,900	Liberty Property Trust	372,564
10,500	Mack-Cali Realty Corp.	504,000
24,900	New Century Financial Corp.	1,145,898
18,885	Plum Creek Timber Co.	697,423
34,500	ProLogis	1,845,750

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Real Estate Investment Trust (cont’d)
31,700	Simon Property Group, Inc.	$2,667,238
10,700	Realty Income Corp.	259,047

		13,555,900

	Semiconductors & Semiconductor Equipment —0.3%
8,700	Altera Corp.	179,568
5,700	Broadcom Corp., (Class “A” Stock) *	246,012
1,500	Linear Technology Corp.	52,620
2,700	Maxim Integrated Products, Inc.	100,305
700	Novellus Systems, Inc. *	16,800
6,800	Teradyne, Inc.	105,468
10,300	Xilinx, Inc.	262,238

		963,011

	Software —2.2%
89,700	BMC Software, Inc. *	1,942,902
134,400	CA, Inc.	3,657,024
81,500	Microsoft Corp.	2,217,615
28,300	Oracle Corp.	387,427

		8,204,968

	Specialty Retail —0.5%
20,600	Home Depot, Inc.	871,380
5,400	Lowe’s Cos., Inc.	347,976
17,000	Staples, Inc.	433,840

		1,653,196

	Telecommunication Services —4.3%
245,100	AT&T, Inc.	6,627,504
38,800	Corning, Inc.	1,044,108
25,500	Motorola, Inc.	584,205
17,900	Tellabs, Inc. *	284,610
3,700	QUALCOMM, Inc.	187,257
206,300	Verizon Communications Inc.	7,026,578

		15,754,262

	Telecommunications
1,900	Cisco Systems, Inc. *	41,173
39,000	Lucent Technologies, Inc. *	118,950

		160,123

	Textiles, Apparel & Luxury Goods —0.7%
47,000	Jones Apparel Group, Inc.	1,662,390
10,100	NIKE, Inc. (Class “B” Stock)	859,510

		2,521,900

	Thrifts & Mortgage Finance —3.3%
1,900	Astoria Financial Corp.	58,824
55,700	Fannie Mae	2,862,980
55,000	Freddie Mac	3,355,000
133,700	Washington Mutual, Inc.	5,698,294

		11,975,098

	Tobacco —2.1%
107,500	Altria Group, Inc.	7,617,450

THE TARGET PORTFOLIO TRUST - LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

	Total Long-Term Investments (cost $307,288,901)	363,833,947

	SHORT-TERM INVESTMENT —0.9%

	Affiliated Money Market Mutual Fund
3,537,307	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,537,307) (w)	$3,537,307

	Total Investments—100.1% (cost $310,826,208) (p)	367,371,254

	Liabilities in excess of other assets —(0.1)%	(532,927)

	Net Assets —100%	$366,838,327

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $313,077,473; accordingly, net unrealized appreciation on investments for federal income tax purposes was $54,293,781 (gross unrealized appreciation - $61,084,658; gross unrealized depreciation - $6,790,877). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —98.7%

	Common Stocks
	Advertising —0.2%
16,090	Marchex, Inc. (Class “B” Stock)	$345,935

	Aerospace —0.7%
38,214	AAR Corp.	1,088,335

	Biotechnology —2.6%
93,561	Cambrex Corp.	1,828,182
50,865	Illumina, Inc.	1,208,044
45,060	Lifecell Corp. *	1,016,103

		4,052,329

	Business Services —0.5%
9,310	Ctrip.com International Ltd., ADR (China) *	769,937

	Clothing & Apparel —0.5%
54,580	Iconix Brand Group, Inc. *	794,139

	Commercial Banks —0.7%
19,601	Wintrust Financial Corp.	1,140,190

	Commercial Services —6.6%
47,380	AMN Healthcare Services, Inc.	886,954
43,800	Barrett Business Services	1,182,600
39,508	CRA International, Inc.	1,946,164
46,970	FirstService Corp. (Canada)	1,154,992
15,810	Laureate Education, Inc.	843,938
34,920	McGrath Rentcorp	1,049,695
21,010	Providence Service Corp.	683,245
58,340	Rollins, Inc.	1,180,802
23,160	Steiner Leisure Ltd.	937,980
9,700	Team, Inc.	322,622

		10,188,992

	Computer Hardware —2.5%
28,130	M-Systems Flash Disk Pioneers (Israel)	727,442
64,510	Optimal Group, Inc. (Class “A” Stock) (Canada)	937,330
48,180	Radiant Systems, Inc. *	651,394
108,060	Synplicity, Inc.	698,068
32,550	Ultimate Software Group, Inc.	841,417

		3,855,651

	Computer Networking —0.7%
39,174	Websense, Inc. *	1,080,419

	Computer Services & Software —5.5%
41,080	Bottomline Technologies, Inc.	564,028
37,480	Concur Technologies, Inc.	694,505
41,026	Hyperion Solutions Corp.	1,337,448
39,246	Informatica, Corp.	610,275
27,540	Neoware, Inc. *	815,735
48,430	PDF Solutions, Inc. *	916,296
37,480	RADWARE Ltd. *	660,772
31,410	Retalix Ltd.	776,455
22,600	The9 Ltd., ADR *	672,350
29,236	THQ, Inc.	756,920
25,920	Witness Systems, Inc.	658,368

		8,463,152

	Construction —3.7%
58,057	A.S.V., Inc.	1,870,596
49,830	Champion Enterprises, Inc. *	745,457
73,778	Shaw Group, Inc.	2,242,851

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Construction (cont’d)
53,830	U.S. Concrete, Inc.	$778,382

		5,637,286

	Consumer Products & Services —0.8%
23,140	Central Garden & Pet Co.	1,229,660

	Distribution/Wholesale —1.0%
19,020	Building Material Holding Corp.	677,873
185,815	Navarre Corp.	797,146

		1,475,019

	Electronic Components —3.9%
52,340	Coherent, Inc.	1,837,658
4,290	FARO Technologies, Inc. *	61,133
11,207	ICT Group, Inc. *	304,830
29,282	Rogers Corp.	1,595,283
119,060	SRS Labs, Inc.	716,741
33,294	Trimble Navigation Ltd. *	1,499,895

		6,015,540

	Entertainment & Leisure —2.6%
78,230	Century Casinos, Inc.	832,367
84,010	Mikohn Gaming Corp.	803,976
45,010	Scientific Games Corp. (Class “A” Stock)	1,581,201
22,640	Shuffle Master, Inc. *	809,154

		4,026,698

	Financial - Bank & Trust —1.4%
29,820	Boston Private Financial Holdings, Inc.	1,007,618
28,870	PrivateBancorp, Inc.	1,197,816

		2,205,434

	Financial Services —4.1%
40,735	Cohen & Steers, Inc.	998,007
48,599	Financial Federal Corp.	1,423,951
17,350	GFI Group, Inc. *	900,638
3,863	Jefferies Group, Inc.	225,986
18,820	Portfolio Recovery Associates, Inc.	881,341
77,686	Texas Capital Banshares, Inc. *	1,864,464

		6,294,387

	Hand/Machine Tools —0.6%
20,120	Regal-Beloit Corp.	850,472

	Healthcare Services —1.9%
88,390	Five Star Quality Care, Inc.	962,567
47,720	Healthgrades.Com, Inc. *	254,343
51,940	Solexa, Inc. *	518,361
21,650	Vital Signs, Inc.	1,189,235

		2,924,506

	Insurance —1.5%
94,360	Amerisafe, Inc. *	1,132,320
22,400	Navigators Group, Inc. *	1,111,040

		2,243,360

	Internet Services —11.1%
49,506	Avocent Corp.	1,571,320
50,570	Cybersource Corp.	564,361
74,778	Digital Insight, Corp.	2,721,919
64,930	Digitas, Inc.	934,992
14,380	Equinix, Inc.	923,484
26,830	J2 Global Communications, Inc.	1,261,010
107,353	Jupitermedia Corp.	1,930,207
30,040	Netflix, Inc. *	870,860
20,450	Nutri/System, Inc. *	971,784

THE TARGET PORTFOLIO TRUST - SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Internet Services (cont’d)
78,860	Online Resources Corp.	$1,025,180
38,010	Openwave Systems, Inc.	820,256
47,750	RADVision Ltd. (Israel)	852,337
151,861	Valueclick, Inc.	2,569,488

		17,017,198

	Machinery & Equipment —6.5%
27,400	Flow International Corp. *	360,858
33,000	Gardner Denver, Inc.	2,151,600
28,160	Gehl Co. *	932,659
44,670	Hexel Corp. *	981,400
23,293	IDEX Corp.	1,215,196
61,490	Intermec, Inc. *	1,876,060
31,200	Intevac, Inc. *	897,936
25,397	Kennametal, Inc.	1,552,772

		9,968,481

	Manufacturing —0.5%
20,050	American Railcar Industries, Inc.	703,153

	Medical Supplies & Equipment —13.0%
38,550	Adeza Biomedical Corp. *	814,562
119,361	American Medical Systems Holdings, Inc.	2,685,622
21,720	Angiodynamics, Inc. *	652,903
15,610	Encore Medical Corp.	79,923
27,010	Immucor, Inc. *	774,917
47,652	Integra LifeSciences Holdings Corp. *	1,952,779
53,963	Inverness Medical Innovations, Inc. *	1,550,357
42,029	Kensey Nash Corp.	1,202,029
11,660	LCA-Vision, Inc.	584,283
46,422	Mentor Corp.	2,103,381
42,390	NuVasive, Inc. *	799,052
151,910	Orthovita, Inc.	628,907
23,664	PolyMedica Corp.	1,002,407
76,767	PSS World Medical, Inc.	1,480,835
10,600	ResMed, Inc. *	466,188
65,721	Serologicals Corp.	1,607,536
14,130	SonoSite, Inc.	574,243
80,930	Spectranetics Corp.	956,593

		19,916,517

	Metals & Mining —0.2%
10,300	Dynamic Materials Corp.	367,092

	Office Equipment —1.5%
61,868	Global Imaging Systems, Inc.	2,349,747

	Oil, Gas & Consumable Fuels —8.1%
35,587	Dril-Quip, Inc. *	2,521,339
82,580	Grey Wolf, Inc.	614,395
30,875	Hydril Co.	2,406,706
17,100	Maverick Tube Corp.	906,129
67,742	Oil States International, Inc.	2,496,293
100,487	Superior Energy Services, Inc.	2,692,047
15,030	Unit Corp.	837,922

		12,474,831

	Pharmaceuticals —2.5%
16,400	Adolor Corp. *	390,320
39,769	HealthExtras, Inc.	1,403,846
49,160	I-Flow Corp.	654,811
25,620	Martrixx Initatives, Inc. *	596,946

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)

	Pharmaceuticals (cont’d)
10,680	United Therapeutics Corp. *	$707,870

		3,753,793

	Real Estate —0.7%
47,100	KKR Financial Corp.	1,056,453

	Retail & Merchandising —2.4%
56,440	Cache, Inc. *	1,035,110
15,136	Jos. A. Bank Clothiers, Inc.	725,771
28,977	Tractor Supply Co.	1,922,334

		3,683,215

	Semiconductors —4.8%
139,602	Aeroflex, Inc. *	1,916,735
53,900	Anadigics, Inc. *	425,810
57,340	GSI Group, Inc. *	633,607
15,030	Itron, Inc. *	899,546
20,550	Microsemi Corp.	598,211
82,340	O2Micro International Ltd., ADR *	875,274
20,370	Supertex, Inc. *	766,319
16,760	Ultratech, Inc.	410,285
41,370	Volterra Semiconductor Corp.	789,753

		7,315,540

	Telecommunications —1.5%
29,680	ID Systems, Inc. *	742,000
57,211	SafeNet, Inc.	1,514,947

		2,256,947

	Transportation —3.6%
27,160	American Commercial Lines, Inc. *	1,281,952
42,693	Forward Air Corp.	1,592,022
36,965	Old Dominion Freight Line, Inc.	996,207
49,037	Vitran Corp., Inc. (Canada)	984,173
34,812	Werner Enterprises, Inc.	639,496

		5,493,850

	Waste Disposal —0.3%
10,460	Neurometrix, Inc. *	407,312

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

	Total Long-Term Investments (cost $120,122,540)	$151,445,570

	SHORT-TERM INVESTMENT – 1.5%

	Affiliated Money Market Mutual Fund
2,343,909	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,343,909) (w)	2,343,909

	Total Investments(p)—100.2% (cost $122,466,449)	153,789,479

	Liabilities in excess of other assets —(0.2)%	(356,153)

	Net Assets —100%	$153,433,326

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $122,777,881; accordingly, net unrealized appreciation on investments for federal income tax purposes was $31,011,598 (gross unrealized appreciation - $32,767,744; gross unrealized depreciation - $1,756,146). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —96.4%

	Common Stocks
	Advertising —0.3%
30,540	ADVO, Inc.	$977,280

	Aerospace/Defense —1.8%
1,300	AAR Corp.	37,024
1,700	Armor Holdings, Inc.	99,093
5,570	CPI Aerostructures, Inc.	44,282
38,300	Curtiss-Wright Corp.	2,535,460
2,475	DRS Technologies, Inc. *	135,803
3,875	Esterline Technologies Corp.	165,656
700	Heico Corp.	22,183
2,700	Kaman Corp. (Class “A” Stock)	67,932
40,550	Moog, Inc. (Class “A” Stock)	1,439,120
1,800	Orbital Sciences Corp.	28,476
18,574	Teledyne Technologies, Inc. *	661,234
800	Triumph Group, Inc.	35,408

		5,271,671

	Airlines —0.5%
4,300	Alaska Air Group, Inc.	152,435
2,000	Continental Airlines, Inc. (Class “B” Stock)	53,800
5,700	ExpressJet Holdings, Inc.	42,408
2,200	Mesa Air Group, Inc. *	25,168
37,700	SkyWest, Inc.	1,103,479

		1,377,290

	Auto Related —2.0%
33,023	Aftermarket Technology Corp.	746,650
23,800	American Axle & Manufacturing Holdings, Inc.	407,694
108,600	ArvinMeritor, Inc.	1,619,226
43,780	Cooper Tire & Rubber Co.	627,805
600	Keystone Automotive Industries, Inc.	25,326
2,000	Modine Manufacturing Co.	59,000
5,900	Tenneco, Inc.	127,971
37,200	United Auto Group, Inc.	1,599,600
1,400	Visteon Corp.	6,440
17,200	Winnebago Industries	521,848

		5,741,560

	Automotive Parts
1,025	Monro Muffler Brake, Inc. *	38,068
1,600	Standard Motor Products, Inc.	14,208

		52,276

	Banks —6.8%
900	Amcore Financial, Inc.	28,458
500	AmericanWest Bancorp	13,235
700	Ameris Bancorp.	16,282
600	Bancfirst Corp.	26,160
71,120	BancorpSouth, Inc.	1,707,591
75,770	Bank Mutual Corp.	897,117
800	Bank of the Ozarks, Inc.	29,200
77,020	BankAtlantic Bancorp, Inc. (Class “A” Stock)	1,108,318
24,200	BankUnited Financial Corp., (Class “A” Stock)	654,368
400	Banner Corp.	13,600
800	Capital Bancorp Ltd.	37,400
500	Capital Corp. of The West	18,360
100	Capital Crossing Bank	3,186
45,680	Cardinal Financial Corp.	618,050
900	Cathay General Bancorp	33,876
1,200	Central Pacific Financial Corp.	44,064
1,300	Chemical Financial Corp.	42,003

1	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Banks (cont’d)
1,950	City Holding Co.	$71,740
3,000	Colonial BancGroup, Inc. (The)	75,000
800	Columbia Banking System, Inc.	26,768
1,100	Commercial Capital Bancorp, Inc.	15,466
1,900	Community Bank System, Inc.	42,427
700	Community Trust Bancorp, Inc.	23,730
3,300	Corus Bankshares, Inc.	196,152
1,900	Cullen Frost Bankers, Inc.	102,125
2,000	Dime Community Bancshares	28,740
1,700	EuroBancshares, Inc.	20,043
200	Financial Institutions, Inc.	3,778
2,300	First Bancorp / Puerto Rico	28,428
400	First Citizens BancShares, Inc. (Class “A” Stock)	77,200
52,953	First Financial Bancorp	881,138
500	First Financial Holdings, Inc.	15,850
7,100	First Niagara Financial Group, Inc.	104,086
400	First Oak Brook Bancshares, Inc.	10,700
1,200	First Place Financial Corp. (OH)	29,760
2,200	First Republic Bank (CA)	83,204
900	FirstFed Financial Corp.	53,829
35,421	FirstMerit Corp.	873,482
2,300	Flagstar Bancorp, Inc.	34,730
300	FNB Corp.	10,194
36,200	Fremont General Corp.	780,472
5,700	Gold Banc Corp., Inc.	104,424
700	Great Southern Bancorp, Inc.	20,216
2,700	Greater Bay Bancorp Holding, Co.	74,898
15,730	Hancock Holding Co.	731,760
9,000	Hanmi Financial Corp.	162,540
2,850	IBERIABANK Corp.	161,224
2,500	Independent Bank Corp.	80,375
2,725	Independent Bank Corp. (MI)	77,526
3,300	Irwin Financial Corp.	63,789
500	ITLA Capital Corp.	24,110
100	Lakeland Financial Corp.	4,675
1,800	MAF Bancorp, Inc.	78,786
500	MainSource Financial Group, Inc.	9,450
2,700	MB Financial, Inc.	95,580
600	MBT Financial Corp.	10,080
735	Mercantile Bank Corp.	28,739
1,300	Mid-State Bancshares	38,259
200	Nara Bancorp, Inc.	3,510
28,256	Old National Bancorp	611,460
400	Old Second Bancorp, Inc.	13,132
19,200	Oriental Financial Group, Inc., (Puerto Rico)	277,440
43,300	Pacific Capital Bancorp	1,465,272
3,700	Partners Trust Financial Group, Inc.	44,104
500	Peoples Bancorp, Inc.	15,000
1,100	Prosperity Bancshares, Inc.	33,231
18,400	Provident Bankshares Corp.	670,680
3,000	R & G Financial Corp. (Class “B” Stock)	37,980
19,299	Rainier Pacific Financial Group Inc.	312,258
525	Republic Bancorp, Inc. (KY) (Class “A” Stock)	10,668
14,890	Republic Bancorp, Inc. (MI)	179,276
510	Royal Bancshares of Pennsylvania (Class “A” Stock)	12,505
200	Santander BanCorp (Puerto Rico)	5,080
300	SCBT Financial Corp.	10,524
900	Security Bank Corp.	22,743
100	Sierra Bancorp.	2,576
33,530	Signature Bank	1,092,743
700	Simmons First National Corp. (Class “A” Stock)	20,832
840	Southside Bancshares, Inc.	16,993
500	Southwest Bancorp, Inc.	11,120
3,100	Sterling Bancshares, Inc. (TX)	55,955

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Banks (cont’d)
36,550	Sterling Financial Corp.	$1,059,950
1,800	Sterling Financial Corp. (WA)	39,312
1,500	Summit Bancshares, Inc.	28,905
400	Sun Bancorp, Inc.	7,800
24,800	Susquehanna Bancshares, Inc.	639,096
900	Taylor Capital Group, Inc.	35,271
2,310	Texas Regional Bancshares, Inc. (Class “A” Stock)	68,122
1,400	TierOne Corp.	47,530
600	Trico Bancshares	16,992
18,640	UMB Financial Corp.	1,309,087
2,500	Umpqua Holdings Corp.	71,250
800	United Bankshares, Inc.	30,616
5,000	W Holding Co., Inc.	39,350
29,540	Washington Federal, Inc.	714,868
4,200	West Coast Bancorp	117,390
300	Western Sierra Bancorp	13,602
800	WSFS Financial Corp.	50,264

		19,861,228

	Beverages —0.1%
17,500	PepsiAmericas, Inc.	427,875

	Biotechnology —0.1%
900	Alexion Pharmaceuticals, Inc.	31,878
1,100	Applera Corp. - Celera Genomics Group	12,859
1,100	Bio-Rad Laboratories (Class “A” Stock)	68,585
2,400	Cytokinetics, Inc.	17,496
1,900	Genelabs Technologies *	3,705
1,400	GTX, Inc.	15,288
700	Human Genome Sciences, Inc.	7,609
1,300	Lifecell Corp. *	29,315
700	Myogen, Inc.	25,361
1,300	Nektar Therapeutics *	26,494
1,100	Telik, Inc.	21,296

		259,886

	Broadcasting
500	Lin TV Corp. (Class “A” Stock) *	4,500

	Building Materials
1,575	US Concrete, Inc.	22,775

	Building Products —0.5%
2,200	Apogee Enterprises, Inc.	37,136
2,100	Eagle Materials, Inc.	133,896
500	Genlyte Group, Inc.	34,070
37,400	Lennox International, Inc.	1,116,764
1,400	NCI Buildings Systems, Inc.	83,678
2,800	Universal Forest Products, Inc.	177,772

		1,583,316

	Business Services —0.9%
27,700	Administaff, Inc.	1,505,772
500	infoUSA, Inc.	6,490
22,300	John H. Harland Co.	876,390
900	Kelly Services, Inc. (Class “A” Stock)	24,453
3,025	Waste Connections, Inc. *	120,425

		2,533,530

	Chemicals —3.3%
32,612	Arch Chemicals, Inc.	991,405
325	Cytec Industries, Inc.	19,503
14,300	FMC Corp.	886,314
300	Georgia Gulf Corp.	7,797
2,700	H.B. Fuller Co.	138,618

3	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Chemicals (cont’d)
6,300	Hercules, Inc.	$86,940
13,000	Lubrizol Corp. (The)	557,050
65,000	Methanex Corp.	1,334,450
900	Minerals Technologies, Inc.	52,569
1,800	NewMarket Corp.	85,662
96,200	Olin Corp.	2,065,414
7,500	PolyOne Corp.	69,900
58,000	RPM International, Inc.	1,040,520
95,500	Sensient Technologies Corp.	1,723,775
2,700	Terra Industries, Inc.	19,035
2,000	UAP Holding Corp.	43,000
21,000	Valspar Corp. (The)	585,270
3,100	W.R. Grace & Co.	41,230
3,100	Wellman, Inc.	19,716

		9,768,168

	Commercial Services — 1.4%
2,325	ACE Cash Express, Inc. *	57,869
6,100	Advance America Cash Advance Centers, Inc.	87,718
1,500	Alderwoods Group, Inc.	26,850
300	Arbitron, Inc.	10,146
12,200	BearingPoint, Inc.	103,578
2,500	CBIZ, Inc.	20,000
700	Clark, Inc.	8,267
1,575	Consolidated Graphics, Inc.	82,089
400	CRA International, Inc.	19,704
4,144	Dollar Thrifty Automotive Group	188,138
800	Electro Rent Corp.	13,600
2,000	GEO Group, Inc., (The)	66,680
3,975	Healthcare Services Group, Inc.	84,906
300	MAXIMUS, Inc.	10,794
600	NCO Group, Inc.	14,250
80,600	Pharmaceutical Product Development, Inc.	2,789,566
3,000	Rent-Way, Inc.	21,630
400	Sourcecorp, Inc.	9,644
4,700	Spherion Corp.	48,880
500	StarTek, Inc.	11,780
8,700	Stewart Enterprises, Inc.	49,677
825	Strayer Education, Inc.	84,364
1,225	Team, Inc.	40,744
3,600	TeleTech Holdings, Inc.	39,996
3,700	United Rentals, Inc.	127,650
200	Vertrue, Inc.	8,360
1,700	Viad Corp.	58,276
500	Volt Info Sciences, Inc.	15,280

		4,100,436

	Commercial Services & Supplies — 1.9%
37,610	Banta Corp.	1,954,968
2,900	Gartner, Inc.	40,455
49,020	School Specialty, Inc.	1,691,190
22,920	Valassis Communications, Inc.	673,160
40,720	Watson Wyatt Worldwide, Inc.	1,326,658

		5,686,431

	Computer Hardware —0.8%
3,100	Agilysys, Inc.	46,686
40,729	BISYS Group, Inc. (The)	549,027
12,600	Brocade Communications Systems, Inc.	84,168
3,000	Ciber, Inc.	19,140
2,100	Covansys Corp.	36,099
1,200	Electronics For Imaging, Inc.	33,564
4,300	Gateway, Inc.	9,417
1,700	Hutchinson Technology, Inc.	51,289

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Computer Hardware (cont’d)
1,800	Imation Corp.	$77,238
400	Intergraph Corp.	16,664
1,000	Komag, Inc.	47,600
1,900	Magma Design Automation, Inc.	16,435
5,000	McData Corp. (Class “A” Stock)	23,100
14,140	MTS System Corp.	591,476
3,000	Palm, Inc.	69,480
37,033	Perot Systems Corp. (Class “A” Stock)	576,233
18,400	Quantum Corp.	68,816
900	Radisys Corp.	17,865
1,400	Silcon Storage Technology, Inc.	6,132
1,700	SYKES Enterprises, Inc.	24,106
550	Synaptics, Inc. *	12,095
750	TALX Corp.	21,360
6,325	Tyler Technologies, Inc.	69,575

		2,467,565

	Computer Networking
1,425	NETGEAR, Inc. *	27,089

	Computer Services & Software —2.2%
19,932	Avocent Corp. *	632,642
1,000	Computer Programs & Systems, Inc.	50,000
38,300	Global Payments, Inc.	2,030,283
2,300	Inter-Tel, Inc.	49,312
1,200	JDA Software Group, Inc.	17,328
900	Mantech International Corp.	29,898
1,200	NetIQ Corp.	13,380
73,172	Parametric Technology Corp. *	1,194,899
3,500	Per-Se Technologies, Inc.	93,310
800	Phoenix Technologies Ltd.	5,424
1,300	Progress Software Corp.	37,817
600	QAD, Inc.	4,488
2,425	Reynolds & Reynolds Co. (Class “A” Stock)	68,870
600	Si International, Inc. *	21,090
300	SPSS, Inc. *	9,498
42,852	Sybase, Inc.	905,034
200	SYNNEX Corp.	3,712
33,030	Synopsys, Inc.	738,221
20,305	THQ, Inc.	525,696
3,200	Webmethods, Inc. *	26,944

		6,457,846

	Conglomerates —0.3%
37,540	Griffon Corp.	932,494

	Construction — 1.3%
2,300	Dycom Industries, Inc.	48,875
800	EMCOR Group, Inc.	39,728
16,760	Insituform Technologies, Inc., (Class “A” Stock)	445,816
41,700	Standard - Pacific Corp.	1,401,954
41,300	URS Corp.	1,662,325
1,400	Washington Group International, Inc.	80,346

		3,679,044

	Consumer Products & Services — 1.7%
14,950	American Greetings Corp., (Class “A” Stock)	323,219
20,760	Aptargroup, Inc.	1,146,990
900	Audiovox Corp. (Class “A” Stock)	10,746
17,892	CNS, Inc.	385,394
35,300	Elizabeth Arden, Inc. *	823,196
700	Ennis, Inc.	13,650
1,800	Kimball International, Inc., (Class “B” Stock)	27,072
22,400	Scotts Miracle-Gro Co. (Class “A” Stock)	1,025,024

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Consumer Products & Services (cont’d)
27,746	Snap-On, Inc.	$1,057,677
2,100	Toro Co.	100,275
5,100	Tupperware Corp.	105,009
600	Water Pik Technologies, Inc.	16,626

		5,034,878

	Containers & Packaging —0.3%
18,965	Bemis Co.	598,915
2,400	Chesapeake Corp.	33,312
1,000	Greif, Inc. (Class “A” Stock)	68,420
3,500	Silgan Holdings, Inc.	140,595

		841,242

	Distribution/Wholesale — 1.0%
2,700	Aviall, Inc.	102,816
2,100	Bell Microproducts, Inc.	12,936
2,025	Brightpoint, Inc.	62,896
1,400	Building Material Holding Corp.	49,896
38,500	Handleman Co.	369,600
48,134	Owens & Minor, Inc.	1,577,351
1,700	United Stationers, Inc.	90,270
11,675	WESCO International, Inc. *	794,017

		3,059,782

	Diversified —0.1%
2,600	Walter Industries, Inc.	173,212

	Diversified Financial Services —0.1%
1,900	CharterMac	38,570
2,800	GATX Corp.	115,612

		154,182

	Drugs & Healthcare — 1.9%
35,000	Arrow International, Inc.	1,143,450
29,000	Cooper Cos, Inc.	1,566,870
35,400	Covance Inc.	2,079,750
30,175	Serologicals Corp.	738,080

		5,528,150

	Drugs & Medicine —0.4%
17,425	Barr Pharmaceuticals, Inc.	1,097,426

	Electric Utilities —2.4%
1,400	Avista Corp.	28,910
1,400	Black Hills Corp.	47,600
1,000	CH Energy Group, Inc.	48,000
44,900	Cleco Corp.	1,002,617
52,000	Duquesne Light Holdings Inc.	858,000
4,700	El Paso Electric Co.	89,488
29,830	IDACORP, Inc.	970,071
37,150	PNM Resources, Inc.	906,460
15,800	Sierra Pacific Resources	218,198
300	UIL Holdings Corp.	15,705
5,300	Unisource Energy Corp.	161,650
105,807	Westar Energy, Inc.	2,201,844
12,940	Wisconsin Energy Corp.	517,471

		7,066,014

	Electrical Equipment — 1.1%
41,760	Acuity Brands, Inc.	1,670,400
37,330	Regal-Beloit Corp.	1,577,939

		3,248,339

	Electronic Components —0.3%
24,900	Conexant Systems, Inc. *	85,905
2,400	EDO Corp.	74,040

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Electronic Components (cont’d)
3,725	International Displayworks, Inc. *	$24,399
5,300	Kopin Corp. *	26,553
600	Park Electrochemical Corp.	17,700
3,600	Pike Electric Corp. *	75,636
700	Plexus Corp. *	26,299
19,950	The Empire District Electric Co.	443,289

		773,821

	Electronic Equipment & Instruments
200	Global Imaging Systems, Inc.	7,596

	Electronics —3.4%
600	Analogic Corp.	39,720
33,200	Avnet, Inc.	842,616
900	Bel Fuse, Inc. (Class “B” Stock)	31,527
27,500	Belden CDT, Inc.	748,825
2,100	Benchmark Electronics, Inc.	80,535
39,000	Checkpoint Systems, Inc.	1,048,320
39,430	Coherent, Inc.	1,384,387
3,100	CTS Corp.	41,478
800	Electro Scientific Industries, Inc.	17,704
1,800	Encore Wire Corp.	60,984
68,600	FLIR Systems, Inc.	1,948,926
2,200	General Cable Corp.	66,726
19,193	Littelfuse, Inc.	655,057
19,210	Mettler-Toledo International, Inc.	1,159,132
48,900	Paxar Corp.	956,973
237,400	Sanmina-SCI Corp.	973,340
1,100	Sypris Solutions, Inc.	10,373
800	TTM Technologies, Inc.	11,592
1,200	Watts Water Technologies, Inc. (Class “A” Stock)	43,608

		10,121,823

	Energy Equipment & Services —0.5%
38,783	Headwaters, Inc.	1,543,176

	Entertainment & Leisure —0.3%
33,921	Bally Technologies, Inc. *	576,318
600	Carmike Cinemas, Inc.	14,478
5,237	K2, Inc. *	65,724
1,400	RC2 Corp.	55,734
4,800	Six Flags, Inc.	48,864
1,000	Steinway Musical Instruments	32,220

		793,338

	Environmental Services —0.6%
66,000	Allied Waste Industries, Inc.	807,840
46,560	Tetra Tech, Inc.	888,830
2,600	Waste Services, Inc. *	8,190

		1,704,860

	Financial - Bank & Trust
500	Heartland Financial USA, Inc.	11,800
300	Heritage Commerce Corp.	7,500
500	Horizon Financial Corp.	12,780
400	Union Bankshares Corp.	18,284

		50,364

	Financial Services —2.8%
2,100	Advanta Corp. (Class “B” Stock)	77,427
53,900	AmeriCredit Corp.	1,656,347
1,080	Associated Banc-Corp	36,699
275	BKF Capital Group, Inc.	3,575
1,700	CompuCredit Corp.	62,577

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Financial Services (cont’d)
2,700	Doral Financial Corp.	$31,185
39,400	Eaton Vance Corp.	1,078,772
300	eSpeed, Inc. (Class “A” Stock)	2,391
400	Federal Agricultural Mortgage Corp. (Class C Shares)	11,768
3,400	Financial Federal Corp.	99,620
100	Greenhill & Co, Inc.	6,611
1,300	Investment Technology Group, Inc.	64,740
35,900	Jefferies Group, Inc.	2,100,150
5,800	Knight Trading Group, Inc. (Class “A” Stock)	80,794
3,500	Labranche & Co., Inc.	55,335
2,300	Ocwen Financial Corp.	23,506
500	Piper Jaffray Cos.	27,500
325	PrivateBancorp, Inc.	13,484
53,175	Raymond James Financial, Inc.	1,571,853
4,200	Student Loan Corp. (The)	978,600
5,100	UCBH Holdings, Inc.	96,492
3,500	World Acceptance Corp.	95,900

		8,175,326

	Food & Staples Retailing —0.2%
29,423	Casey’s General Stores, Inc.	672,904

	Food Products —2.5%
1,300	American Italian Pasta Co.	8,138
38,800	Chiquita Brands International, Inc.	650,676
73,965	Corn Products International, Inc.	2,187,145
1,200	Flowers Foods, Inc.	35,640
55,000	Fresh Del Monte Produce, Inc.	1,163,250
700	Gold Kist, Inc.	8,848
1,300	Great Atlantic & Pacific Tea Co., Inc.	45,409
800	J & J Snack Foods Corp.	26,872
600	Nash Finch Co.	17,940
100	Pathmark Stores, Inc.	1,046
14,055	Ralcorp Holdings, Inc.	534,793
32,800	Ruddick Corp.	797,368
64,500	Sanderson Farms	1,444,800
13,837	Smucker, (J.M.) Co. (The)	549,329

		7,471,254

	Gas & Pipeline Utilities —3.9%
28,880	AGL Resources, Inc.	1,041,124
16,485	Atlas America, Inc.	788,148
32,000	Atmos Energy Corp.	842,560
76,220	Cascade Natural Gas Corp.	1,501,534
11,000	Energen Corp.	385,000
14,500	National Fuel Gas Co.	474,440
26,000	Peoples Energy Corp.	926,640
12,200	Southwest Gas Corp.	340,990
57,110	Swift Energy Co.	2,139,341
11,000	UGI Corp.	231,770
30,750	W-H Energy Services, Inc.	1,368,067
45,880	WGL Holdings, Inc.	1,395,670

		11,435,284

	Health Care Equipment & Supplies —0.3%
24,709	Invacare Corp.	767,462

	Healthcare Products & Services —0.4%
15,800	Diagnostic Products Corp.	752,554
7,500	Hillenbrand Indutries, Inc.	412,425
300	ICU Medical, Inc. *	10,857

		1,175,836

	Healthcare Providers & Services — 1.6%
1,800	Alliance Imaging, Inc.	11,592

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Healthcare Providers & Services (cont’d)
700	Amedisys, Inc. *	$24,325
42,400	AMERIGROUP Corp.	892,096
1,000	Gentiva Health Services, Inc.	18,210
1,800	Kindred Healthcare, Inc.	45,270
200	Magellan Health Services, Inc.	8,094
9,300	National Dentex Corp.	216,039
2,175	Pediatrix Medical Group, Inc.	223,242
35,885	Res-Care, Inc.	659,566
38,300	Sunrise Senior Living, Inc.	1,492,551
10,200	Triad Hospitals, Inc.	427,380
13,600	Universal Health Services, Inc. (Class “B” Stock)	690,744

		4,709,109

	Healthcare Services —0.7%
34,200	American Healthcorp *	1,742,148
9,325	Healthsouth Rehabilitation Corp. *	46,532
2,925	LHC Group, Inc. *	46,800
3,604	Rehabcare Group, Inc. *	67,935

		1,903,415

	Home Builders —1.3%
36,400	Hovnanian Enterprises, Inc. (Class “A” Stock)	1,599,052
1,300	Levitt Corp. (Class “A” Stock)	28,652
9,300	M.D.C. Holdings, Inc.	598,083
23,900	Meritage Homes Corp.	1,313,544
3,500	Technical Olympic USA, Inc.	71,225
3,300	WCI Communities, Inc.	91,806

		3,702,362

	Hotels, Restaurants & Leisure —1.8%
1,200	Ameristar Casinos, Inc.	30,948
22,460	Applebee’s International, Inc.	551,393
900	Aztar Corp.	37,791
200	Bob Evans Farms, Inc.	5,942
34,540	Brinker International, Inc.	1,459,315
35,300	Intrawest Corp. (Canada)	1,206,907
2,700	Jack in the Box, Inc.	117,450
27,300	Landry’s Seafood Resturants, Inc.	964,509
500	Movie Gallery, Inc.	1,510
1,200	Papa John’s International, Inc.	39,372
500	Ryan’s Restaurant Group, Inc.	7,250
28,450	Sonic Corp.	999,448

		5,421,835

	Household Durables —1.5%
22,800	Ethan Allen Interiors, Inc.	958,056
600	Furniture Brands International, Inc.	14,706
19,600	Harman International Industries, Inc.	2,178,148
12,700	Lancaster Colony Corp.	533,400
13,300	M/I Homes, Inc.	625,100

		4,309,410

	Industrial Products —2.1%
3,300	Angelica Corp.	67,716
25,230	CIRCOR International, Inc.	736,716
42,210	Flanders Corporation *	493,013
53,880	Interface, Inc.	744,083
71,864	Kaydon Corp.	2,900,431
2,500	NN, Inc.	32,275
24,590	Robbins & Myers, Inc.	531,144

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Industrial Products (cont’d)
17,166	Unifirst Corp.	$570,254

		6,075,632

	Insurance —5.3%
400	Amercan Physicians Capital, Inc.	19,200
52,947	American Equity Investment Life Holding Co.	759,260
14,000	American Financial Group, Inc.	582,540
14,600	AmerUs Group Co.	879,504
2,600	Argonaut Group, Inc.	92,430
400	Baldwin & Lyons, Inc. (Class “B” Stock)	10,620
19,100	Commerce Group, Inc., (The)	1,009,244
38,150	Delphi Financial Group, Inc. (Class “A” Stock)	1,969,684
1,000	Direct General Corp.	17,010
20,425	Hilb, Rogal & Hobbs Co.	841,918
31,960	Horace Mann Educators Corp.	600,848
1,300	Infinity Property & Casual Corp.	54,262
15,300	LandAmerica Financial Group, Inc.	1,038,105
900	Midland Co.	31,482
200	Nationwide Financial Services (Class “A” Stock)	8,604
300	Navigators Group, Inc.	14,880
63,500	Philadelphia Consolidated Holding Corp.	2,167,890
1,100	Phoenix Cos., Inc. (The)	17,930
35,288	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,026,881
9,600	PMA Capital Corp. (Class “A” Stock)	97,728
20,800	ProAssurance Corp.	1,081,600
12,600	Protective Life Corp.	626,724
44,250	Quanta Capital Holdings Ltd. (Bermuda)	132,750
800	RLI Corp.	45,840
1,800	Safety Insurance Group, Inc.	82,188
8,200	Scottish Re Group Ltd (Class “B” Stock)	203,442
1,700	Selective Insurance Group	90,100
3,500	State Auto Financial Corp.	117,985
2,300	Stewart Information Services Corp.	108,284
16,530	The PMI Group, Inc.	759,058
1,900	UICI	70,281
25,100	United Fire & Casualty Co.	825,790
700	Universal American Financial Corp.	10,780
4,300	Zenith National Insurance Corp.	206,959

		15,601,801

	Internet
900	Ariba, Inc. *	8,802
2,000	Interwoven, Inc. *	17,980
900	Stellent, Inc. *	10,674

		37,456

	Internet Services —0.1%
600	AsiaInfo Holdings, Inc.	3,000
3,000	Earthlink, Inc.	28,650
475	F5 Networks, Inc. *	34,433
300	Internet Security Systems, Inc.	7,194
1,500	Ipass, Inc.	12,015
500	ProQuest Co.	10,695
1,500	Redback Networks, Inc.	32,535
3,300	United Online, Inc.	42,438

		170,960

	Internet Software & Services
2,525	Vignette, Corp.	37,244

	Leisure
1,700	JAKKS Pacific, Inc.	45,458

	Machinery —5.5%
4,800	AGCO Corp.	99,552

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Machinery (cont’d)
500	Alamo Group, Inc.	$11,070
26,000	Albany International Corp. (Class “A” Stock)	990,340
8,500	Applied Industrial Technologies, Inc.	379,100
500	Astec Industries, Inc.	17,950
34,200	Barnes Group, Inc.	1,385,100
51,750	Briggs & Stratton Corp.	1,830,397
33,150	Bucyrus International, Inc. (Class “A” Stock)	1,597,498
900	Cascade Corp.	47,565
50,000	Crane Co.	2,050,500
1,100	Flowserve Corp.	64,174
200	Gardner Denver, Inc.	13,040
500	Gehl Co. *	16,560
16,100	Harsco Corp.	1,330,182
9,200	JLG Industries, Inc.	283,268
46,337	Kadant, Inc.	1,051,850
28,000	Kennametal, Inc.	1,711,920
23,600	Lincoln Electric Holdings, Inc.	1,274,164
500	NACCO Industries, Inc. (Class “A” Stock)	76,980
2,525	Nordson Corp.	125,897
1,300	Sauer-Danfoss, Inc.	29,835
2,000	Smith A.O. Corp.	105,600
3,100	Tecumseh Products Co. (Class “A” Stock)	76,074
35,600	Valmont Industries, Inc.	1,496,624

		16,065,240

	Machinery & Equipment
1,827	McGrath Rentcorp	54,920

	Manufacturing —0.4%
900	Actuant Corp. (Class “A” Stock)	55,098
600	Ameron International, Corp.	43,938
600	Ceradyne, Inc.	29,940
1,300	EnPro Industries, Inc. *	44,590
42,290	Federal Signal Corp.	782,365
8,300	Hexel Corp. *	182,351
7,687	Jacuzzi Brands, Inc. *	75,563

		1,213,845

	Media —0.7%
200	4Kids Entertainment, Inc.	3,438
28,720	Belo Corp. (Class “A” Stock)	570,953
22,400	Charter Communications, Inc. (Class “A” Stock)	24,416
13,276	Courier Corp.	588,658
44,700	Journal Register Co.	544,446
3,600	Lodgenet Entertainment Corp.	56,088
600	Media General, Inc. (Class “A” Stock)	27,972
2,600	Mediacom Communications Corp.	14,950
4,000	Primedia, Inc.	8,280
10,000	Radio One, Inc. (Class “D” Stock)	74,600
900	Saga Communications, Inc. (Class “A” Stock)	8,703
2,300	Scholastic Corp.	61,548
600	Sinclair Broadcast Group, Inc. (Class “A” Stock)	4,890

		1,988,942

	Medical Supplies & Equipment —0.5%
700	Adams Respiratory Therapeutics, Inc. *	27,839
800	Conmed Corp.	15,320
1,500	HealthTronics Surgical, Inc.	12,405
600	LCA-Vision, Inc.	30,066
1,350	Medical Action Industries, Inc.	32,387
600	Neurometrix, Inc.	23,364
11,996	Orthofix International N.V.	477,681
2,700	PSS World Medical, Inc.	52,083
1,000	STERIS Corp.	24,680

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Medical Supplies & Equipment (cont’d)
100	SurModics, Inc.	$3,536
19,510	Sybron Dental Specialties, Inc.	804,592
600	Viasys Healthcare, Inc.	18,048

		1,522,001

	Metals & Mining —2.7%
50,000	Agnico-Eagle Mines Ltd. (Canada)	1,522,500
6,725	Birch Mountain Res Ltd. *	49,631
500	Carpenter Technology Corp.	47,260
2,125	Century Aluminum Co.	90,206
1,400	Chaparral Steel Co.	90,888
29,200	Commercial Metals Co.	1,561,908
3,575	Gibraltar Industries, Inc.	105,319
11,500	Massey Energy Co.	414,805
35,000	Mueller Industries, Inc.	1,249,150
1,000	NS Group, Inc.	46,030
700	Oregon Steel Mills, Inc.	35,819
15,500	Quanex Corp.	1,032,765
2,000	Reliance Steel & Aluminum Co.	187,840
600	Ryerson, Inc.	16,056
800	Schnitzer Steel Industries, Inc. (Class “A” Stock)	34,280
2,900	Steel Dynamics, Inc.	164,517
41,700	Timken Co.	1,345,659

		7,994,633

	Oil & Gas Exploration/Production —2.0%
80,450	Cabot Oil & Gas Corp.	3,855,968
32,100	St. Mary Land & Exploration Co.	1,310,643
10,000	Tidewater, Inc.	552,300
4,500	TODCO (Class “A” Stock)	177,345

		5,896,256

	Oil, Gas & Consumable Fuels —3.5%
550	Arena Resources, Inc.	19,195
15,920	Berry Petroleum Co. (Class “A” Stock)	1,089,724
1,300	Bois D’arc Energy, Inc. *	21,645
700	Callon Petroleum Co. *	14,714
3,600	Cimarex Energy Co.	155,736
2,300	Comstock Resources, Inc.	68,287
1,700	Energy Partners Ltd.	40,086
29,900	Frontier Oil Corp.	1,774,566
500	Giant Industries, Inc.	34,770
1,075	GMX Resources, Inc.	40,259
925	Gulfport Energy Corp.	13,986
1,200	Hanover Compressor Co.	22,344
1,500	Harvest Natural Resources, Inc.	14,580
800	Helix Energy Solutions Group, Inc. *	30,320
10,000	Holly Corp.	741,200
24,600	Houston Explorat, Co.	1,296,420
800	Lone Star Technologies, Inc.	44,328
3,000	New Jersey Resources Corp.	135,750
2,300	Nicor, Inc.	90,988
1,700	Northwest Natural Gas Co.	60,333
27,900	Oceaneering International, Inc.	1,598,670
2,600	Oil States International, Inc.	95,810
30,600	ONEOK, Inc.	986,850
5,800	Petrohawk Energy, Corp.	79,460
31,500	Range Resources Corp.	860,265
400	Remington Oil & Gas Corp. *	17,288
1,000	RPC, Inc.	22,850
4,500	South Jersey Industries, Inc.	122,715
1,800	Stone Energy Corp.	79,434
4,300	Universal Compression Holdings, Inc.	217,881
1,500	Veritas DGC, Inc.	68,085

THE TARGET PORTFOLIO TRUST	12

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Oil, Gas & Consumable Fuels (cont’d)
7,500	Western Gas Resources, Inc.	$361,875

		10,220,414

	Paper & Forest Products —1.0%
27,550	Neenah Paper, Inc.	902,262
16,000	Potlatch Holding Co.	685,440
64,400	Rock-Tenn Co. (Class “A” Stock)	965,356
13,140	Schweit-Maudit International, Inc.	315,360
2,300	Wausau Paper Corp.	32,591

		2,901,009

	Pharmaceuticals —0.3%
1,300	Adolor Corp.	30,940
1,400	Alpharma, Inc. (Class “A” Stock)	37,548
900	Atherogenics, Inc.	14,688
3,400	Avanir Pharmaceuticals (Class“A” Stock)*	49,708
3,500	Cypress Bioscience, Inc.	22,050
18,275	Parexel International Corp.	483,191
1,000	Progenics Pharmaceuticals, Inc. *	26,490
400	United Therapeutics Corp.	26,512
1,000	Valeant Pharmaceuticals International	15,850
2,600	Vertex Pharmaceuticals, Inc.	95,134

		802,111

	Real Estate Investment Trust —4.2%
4,300	American Home Mortgage Investment Corp.	134,203
9,400	Anthracite Capital, Inc.	103,212
20,370	Arbor Realty Trust, Inc.	549,787
8,475	Ashford Hospital	105,090
900	Boykin Lodging Co.	10,161
800	Capital Trust, Inc. (Class “A” Stock)	24,896
4,100	CarrAmerica Realty Corp.	182,901
55,834	Education Realty Trust, Inc.	854,260
3,600	Equity Inns, Inc.	58,320
66,570	Equity One, Inc.	1,634,959
900	Extra Space Storage, Inc.	15,471
4,200	FelCor Lodging Trust, Inc.	88,620
15,900	First Industrial Realty Trust, Inc.	678,771
2,800	First Potomac Realty Trust	79,100
2,100	Glenborough Realty Trust, Inc.	45,675
3,200	Government Properties Trust, Inc.	30,528
12,300	Healthcare Realty Trust, Inc.	459,774
3,563	Highland Hospitality Corp.	45,286
34,000	HRPT Properties Trust	399,160
4,000	IMPAC Mortgage Holdings, Inc.	38,560
48,900	Innkeepers USA Trust	828,855
1,200	Jones Lang Lasal, Inc.	91,848
3,500	Kilroy Realty Corp.	270,410
1,800	LaSalle Hotel Properties	73,800
10,500	Lexington Corporate Properties Trust	218,925
2,100	LTC Properties, Inc.	48,846
1,300	Maguire Properties, Inc.	47,450
12,900	MeriStar Hospitality Corp.	133,902
9,775	MFA Mortgage Investments, Inc.	62,071
3,700	Mid-America Apartment Communities, Inc.	202,575
4,700	National Health Investors, Inc.	119,380
31,100	Nationwide Health Properties, Inc.	668,650
23,000	New Plan Excel Realty Trust	596,620
1,100	Novastar Financial, Inc.	36,784
1,100	Parkway Properties, Inc.	48,048
4,800	Pennsylvania Real Estate Investment Trust	211,200
3,300	Post Properties, Inc.	146,850
3,700	RAIT Investment Trust	104,488

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Real Estate Investment Trust (cont’d)
1,050	Redwood Trust, Inc.	$45,486
2,400	Saul Centers, Inc.	105,384
5,100	Senior Housing Properties Trust	92,310
19,022	SL Green Realty Corp.	1,930,733
4,700	Sunstone Hotel Investors, Inc.	136,159
500	Urstadt Biddle Properties (Class “A” Stock)	9,000
51,230	Winston Hotels, Inc.	582,485

		12,350,993

	Real Estate Investment Trust - Office Industrial
700	Columbia Equity Trust, Inc.	12,306

	Registered Investment Companies —1.7%
37,125	iShares Russell 2000 Value Index Fund	2,771,381
29,680	iShares S&P SmallCap 600 Value Index Fund	2,161,298
5,789	Technology Investment Capital Corp.	84,172

		5,016,851

	Restaurants
3,579	Triarc Cos., Inc. (Class “B” Stock)	62,561

	Retail —1.6%
5,200	Asbury Automotive Group, Inc.	102,544
600	Build-A-Bear Workshop, Inc.	18,390
400	Burlington Coat Factory Warehouse Corp.	18,180
4,400	Cash America International, Inc.	132,088
20,800	CEC Entertainment, Inc.	699,296
15,700	Charming Shoppes, Inc.	233,459
43,560	CSK Auto Corp.	604,177
900	Genesco, Inc.	35,001
1,100	Insight Enterprises, Inc.	24,211
1,400	Jo-Ann Stores, Inc.	18,844
5,900	Lithia Motors, Inc. (Class “A” Stock)	204,730
1,200	Luby’s, Inc.	14,988
15,669	Men’ s Wearhouse, Inc. (The)	563,144
900	Movado Group, Inc.	20,772
500	Pantry, Inc.	31,195
33,145	Regis Corp.	1,142,840
2,100	Smart & Final, Inc.	34,419
500	Sonic Automotive, Inc.	13,880
300	Sports Authority, Inc. (The)	11,070
2,700	Stage Stores, Inc.	80,325
44,300	Stein Mart, Inc.	771,706
2,300	Systemax, Inc.	16,606
500	Zale Corp.	14,015

		4,805,880

	Retail Apparel —0.7%
20,900	Brown Shoe Co., Inc.	1,096,832
2,400	Dress Barn, Inc.	115,080
35,361	Foot Locker, Inc.	844,421
1,000	Kenneth Cole Productions, Inc. (Class “A” Stock)	27,700
2,200	Payless Shoesource, Inc.	50,358

		2,134,391

	Retailing —0.5%
65,000	Pilgrim’s Pride Corp.	1,408,550

	Road & Rail —0.3%
25,600	Arkansas Best Corp.	1,001,472

	Semiconductors —0.5%
1,100	Actel Corp.	17,534
1,200	AMIS Holdings, Inc.	10,872
4,000	Amkor Technology, Inc.	34,560
8,400	Applied Micro Circuits Corp.	34,188

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Semiconductors (cont’d)
4,500	Asyst Technologies, Corp.	$46,845
7,100	Atmel Corp.	33,512
1,675	ATMI, Inc. *	50,585
3,900	Axcelis Technologies, Inc.	22,854
2,700	Cirrus Logic, Inc.	22,896
1,200	Cohu, Inc.	25,464
2,400	Credence System Corp.	17,616
1,000	DSP Group, Inc.	29,010
900	Emulex Corp.	15,381
7,258	Entegris, Inc.	77,225
700	Exar Corp.	9,996
3,900	Fairchild Semiconductor International, Inc.	74,373
1,400	Genesis Microchip, Inc.	23,856
1,400	Integrated Silicon Solution, Inc.	9,296
5,100	Intergrated Device Technology, Inc.	75,786
2,000	Kulicke & Soffa Industries, Inc.	19,080
3,100	Lattice Semiconductor Corp.	20,646
2,200	MKS Instruments, Inc.	51,546
3,300	ON Semiconductor Corp.	23,958
600	Pericom Semiconductor Corp. *	5,916
1,500	Photronics, Inc.	28,140
52,796	Richardson Electronics Ltd.	496,283
2,600	Skyworks Solutions, Inc.	17,654
1,200	Standard Microsystems Corp.	31,176
2,600	Vitesse Semiconductor	9,308

		1,335,556

	Specialty Retail —0.5%
4,875	Aaron Rents, Inc.	132,454
34,000	Borders Group, Inc.	858,160
13,000	Claire’ s Stores, Inc.	472,030

		1,462,644

	Telecommunications —1.9%
4,600	Adaptec, Inc.	25,438
46,367	Aeroflex, Inc.	636,619
41,800	American Tower Corp., (Class “A” Stock)	1,267,376
1,400	Anixter International, Inc.	66,892
34,061	Arris Group, Inc.	468,679
1,100	Black Box Corp.	52,855
3,400	Broadwing Corp.	50,116
600	C-COR, Inc.	5,244
2,100	Centennial Communications Corp.	15,393
30,200	Ciena Corp.	157,342
21,700	Cincinnati Bell, Inc.	98,084
17,550	Commonwealth Telephone Enterprises, Inc.	604,597
2,300	CommScope, Inc.	65,665
3,900	CT Communications, Inc.	53,001
1,200	Ditech Communications Corp.	12,540
7,300	Dobson Communications Corp. (Class “A” Stock)	58,546
7,100	Finisar Corp. *	35,145
1,800	General Communication, Inc. (Class “A” Stock)	21,762
1,400	Glenayre Technologies, Inc. *	7,350
800	Hypercom Corp.	7,440
51,000	Iowa Telecommunications Services, Inc.	973,080
27,900	Level 3 Communications Inc.	144,522
2,300	Mastec, Inc.	32,591
1,800	MRV Communications, Inc.	7,380
2,600	Newport Corp.	49,036
900	North Pittsburgh Systems, Inc.	21,006
5,600	Powerwave Technologies, Inc.	75,544
11,500	Premiere Global Services, Inc.	92,575
6,800	RF Micro Devices, Inc.	58,820

15	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Telecommunications (cont’d)
1,000	SafeNet, Inc.	$26,480
600	Surewest Communications	14,472
3,200	Sycamore Networks, Inc.	15,040
1,800	Talk America Holdings, Inc.	15,354
3,550	Tekelec *	49,097
7,400	Time Warner Telecom, Inc. (Class “A” Stock)	132,830
1,500	UTStarcom, Inc.	9,435

		5,427,346

	Textiles & Apparel —1.6%
30,000	Kellwood Co.	941,700
200	Oxford Industries, Inc.	10,226
500	Perry Ellis International, Inc.	11,315
40,600	Phillips-Van Heusen	1,551,326
3,000	Quiksilver, Inc.	41,580
88,280	Russell Corp.	1,218,264
2,500	Skechers USA, Inc. (Class “A” Stock)	62,325
23,130	Too, Inc.	794,515

		4,631,251

	Thrifts & Mortgage Finance —0.6%
21,600	Accredited Home Lenders Holding Co.	1,105,488
24,500	Astoria Financial Corp.	758,520

		1,864,008

	Tobacco —0.4%
6,100	Alliance One Intertnational, Inc.	29,646
12,500	Loews Corp. - Carolina Group	590,875
17,200	Universal Corp.	632,444

		1,252,965

	Trading Companies & Distributors —0.7%
28,100	Watsco, Inc.	1,996,505

	Transportation —1.5%
1,350	Amerco, Inc.	133,610
1,680	Arlington Tankers Ltd.	38,640
1,200	Bristow Group, Inc. *	37,080
700	Covenant Transport, Inc. (Class “A” Stock)	10,220
13,300	Frontline Ltd. (Bermuda)	445,417
36,000	General Maritime Corp.	1,200,240
6,087	Genesee & Wyoming, Inc. (Class “A” Stock)	186,749
800	Greenbrier Cos., Inc.	32,040
1,100	Interpool, Inc.	22,220
40,430	Kansas City Southern	998,621
300	Kirby Corp.	20,433
1,100	Landstar System, Inc. *	48,532
400	Marten Transport Ltd.	7,236
3,400	RailAmerica, Inc.	36,244
2,500	SCS Transportation, Inc.	72,775
665	Ship Finance International Ltd	11,411
4,700	SIRVA, Inc.	40,091
10,000	Teekay Shipping Corp.	370,700
1,600	U.S. Xpress Enterprises, Inc. (Class “A” Stock)	31,152
43,500	Werner Enterprises, Inc.	799,095

		4,542,506

	Unregulated Power —0.3%
33,000	Vectren Corp.	870,540

	Water Utilities
600	American States Water Co.	22,416
600	California Water Service Group	27,030

THE TARGET PORTFOLIO TRUST – SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Water Utilities (cont’d)
400	SJW Corp.	$10,740

		60,186

	Total Long-Term Investments (cost $219,943,123)	283,039,093

	SHORT-TERM INVESTMENT—4.6%

	Affiliated Money Market Mutual Fund
13,557,678	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,557,678) (w)	13,557,678

	Total Investments—101.0% (cost $233,500,801)(p)	296,596,771
	Liabilities in excess of other assets —(1.0)%	(2,834,496)

	Net Assets —100%	$293,762,275

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $233,897,947; accordingly, net unrealized appreciation on investments for federal income tax purposes was $62,698,824 (gross unrealized appreciation - $70,731,029; gross unrealized depreciation - $8,032,205). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

THE TARGET PORTFOLIO TRUST – INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —99.2%

	Common Stocks —99.2%
	Australia —2.1%
59,700	AWB Ltd.	$165,829
146,000	Bluescope Steel Ltd.	750,465
44,900	Commonwealth Bank of Australia	1,456,122
165,600	CSR Ltd.	528,748
57,000	David Jones Ltd.	114,258
278,900	Qantas Airways Ltd.	706,814
124,600	Santos Ltd.	1,015,111
238,000	Telestra Corp. Ltd.	637,238

		5,374,585

	Austria —0.4%
4,300	Boehler-Uddeholm AG *	885,867

	Belgium —0.7%
10,300	Dexia	266,369
43,200	Fortis	1,543,343

		1,809,712

	Brazil —0.9%
61,500	Empresa Brasileira de Aeronautica SA, ADR	2,266,275

	Canada —2.0%
21,700	Canadian Natural Resources Ltd.	1,205,917
56,400	Rogers Communications, Inc. (Class “B” Stock)	2,151,492
67,400	Shaw Communications, Inc. (Class “B” Stock)	1,607,304

		4,964,713

	Denmark —1.1%
2,500	Danisco AS *	202,589
21,000	Danske Bank SA	779,255
30,408	Novo Nordisk SA (Class “B” Stock)	1,891,303

		2,873,147

	European Currency Unit —0.7%
20,400	Credit Agricole SA	793,819
9,200	LVMH Moet Hennessy Louis Vuitton	901,961

		1,695,780

	Finland —0.7%
45,100	Rautaruukki OYJ	1,665,877

	France —9.0%
800	Air Liquide	166,558
23,900	BNP Paribas	2,220,043
51,000	Carrefour SA	2,713,226
4,200	Ciments Francais SA *	658,111
11,800	CNP Assurances	1,189,752
16,000	Compagnie Generale des Establissements Michelin (Class “B” Stock)	1,005,356
113,800	France Tele SA	2,559,597
62,400	JC Decaux SA *	1,688,592
4,600	Natexis Banques Populaires *	1,242,008
47,700	PSA Peugeot Citroen SA	3,005,890
11,300	Rallye SA	482,302
8,200	Renault SA *	871,991
33,100	Sanofi-Aventis SA	3,148,828
4,700	Societe Generale	706,840
3,200	Total SA (Class “B” Stock)	844,228

		22,503,322

	Germany —7.2%
7,804	Adidas-Salomon AG	1,543,342
24,500	BASF AG	1,920,975
17,900	Deutsche Bank AG *	2,044,493

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Germany (cont’d)
19,800	Deutsche Boerse AG *	$2,855,377
33,086	Fraport AG	2,517,997
17,900	MAN AG *	1,242,314
18,500	Salzgitter AG *	1,361,976
9,300	SAP AG	2,017,491
45,400	ThyssenKrup AG	1,311,086
31,100	TUI AG	610,558
3,300	Verwaltungs und Privat Bank AG *	703,716

		18,129,325

	Greece —1.0%
67,800	OPAP SA	2,591,449

	Hong Kong —4.1%
1,150,400	Chaoda Modern Agriculture Holdings Ltd. *	904,408
626,900	China Merchants Holdings International Co. Ltd.	1,809,807
2,175,593	China Petroleum & Chemical Corp.	1,261,758
1,061,037	China Shenhua Energy Co. Ltd. (Class “H” Stock) *	1,866,590
200,000	Citic Pacific Ltd.	600,581
546,200	Hong Kong Exchanges and Clearing Ltd.	3,294,454
159,280	Orient Overseas International Ltd. *	538,861

		10,276,459

	Ireland —0.3%
31,300	Irish Life & Permanent PLC	751,036

	Israel —2.3%
93,200	Amdocs Ltd. *	3,360,792
60,500	Teva Pharmaceutical Industries Ltd., ADR	2,491,390

		5,852,182

	Italy —1.6%
53,600	Benetton Group SpA	800,252
61,800	Eni SpA	1,758,482
178,000	IFIL - Investments SpA	1,040,264
26,400	San Paolo - IMI SpA	472,537

		4,071,535

	Japan —21.0%
4,650	Aiful Corp.	307,761
30,300	Alpine Electronics, Inc.	447,678
37,000	Alps Electric Co. Ltd.	596,338
31,700	Asahi Breweries Ltd.	449,779
92,000	Asahi Kasei Corp.	655,803
211,900	Bank of Fukuoka Ltd. (The) *	1,787,737
303,476	Bank of Yokohama Ltd. (The)	2,485,564
64,000	Capcom Co. Ltd.	657,400
178,000	Cosmo Oil Co. Ltd.	933,101
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	648,003
102,000	Hitachi Ltd.	721,886
30,100	Hokkaido Electric Power Co., Inc.	645,731
80,300	Hokuetsu Paper Mills Ltd.	474,159
24,100	Honda Motor Co. Ltd.	1,492,685
38,000	Hosiden Corp.	467,171
20,700	JS Group Corp.	444,953
94,700	Kaken Pharmaceutical Co. Ltd.	793,324
25,900	Kansai Electric Power Co., Inc. (The)	575,433
190,800	Kurabo Industries Ltd.	680,850
23,600	Kyushu Electric Power Co., Inc.	532,353
187,000	Marubeni Corp.	978,692
199	Millea Holdings, Inc.	3,939,422
135,500	Mitsubishi Chemical Holdings Corp.	835,794
130,000	Nippon Oil Corp.	1,019,456
360	Nippon Telegraph and Telephone Corp.	1,544,605
25,400	Nipro Corp.	390,603

THE TARGET PORTFOLIO TRUST – INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Japan (cont’d)
115,100	Nissan Motor Co. Ltd.	$1,367,118
166,200	NSK Ltd.	1,443,130
1,100	NTT Docomo, Inc.	1,626,168
269,800	Osaka Gas Co. Ltd.	981,091
97,100	Rengo Co. Ltd.	751,556
35,300	Ricoh Co. Ltd.	689,805
18,400	Sanyo Electric Credit Co. Ltd.	393,951
45,700	Secom Co. Ltd.	2,337,417
148,100	Sharp Corp.	2,623,522
116,600	Shiseido Company Ltd.	2,169,533
92,500	Sumitomo Trust & Banking Co. Ltd. (The)	1,070,391
12,700	Takefuji Corp.	799,550
82,000	Tanabe Seiyaku Co. Ltd.	909,176
24,600	Tohoku Electric Power Co., Inc.	531,920
562,900	Tokyo Gas Co. Ltd.	2,462,986
73,000	Tokyo Steel Manufacturing Co. Ltd.	1,482,328
110,200	Toyota Motor Corp.	6,020,272
33,000	UNY Co. Ltd.	527,944

		52,694,139

	Korea —2.8%
24,570	Hyundai Motor Co.	2,066,045
16,340	Kookmin Bank *	1,410,998
2,575	Samsung Electronics Co. Ltd.	1,669,668
44,060	Shinhan Financial Group Co. Ltd. *	1,972,633

		7,119,344

	Mexico —2.3%
103,200	America Movil SA de CV, ADR Series L	3,535,632
866,800	Wal-Mart de Mexico SA de CV	2,321,981

		5,857,613

	Netherlands —4.3%
40,259	ABN AMRO Holding NV	1,207,019
36,400	Euronext NV	3,001,793
59,700	ING Groep NV, ADR	2,358,540
58,400	Koninklijke (Royal) KPN NV	658,184
24,400	Schlumberger Ltd.	3,088,308
6,600	Stork NV	368,239

		10,682,083

	Norway —0.6%
10,500	Norsk Hydro ASA *	1,454,773

	Portugal —0.2%
151,000	Energias de Portugal SA *	592,889

	Russia —0.6%
16,500	Lukoil, ADR	1,372,800

	Singapore —0.4%
432,400	MobileOne Ltd. *	628,858
281,000	Neptune Orient Lines Ltd.	379,107

		1,007,965

	Spain —3.0%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,229,136
47,000	Banco Santander Central Hispano SA	686,335
6,700	Compania Espanola de Petroleos, SA (CEPSA)	358,879
42,800	Endesa SA	1,381,749
37,600	Repsol YPF SA	1,068,063
59,568	Sogecable SA	2,381,478

SHARES	DESCRIPTION	VALUE

	Common Stocks (cont’d)
	Spain (cont’d)
10,459	Union Fenosa SA	$397,609

		7,503,249

	Sweden —1.1%
34,200	Electrolux AB, Series B	981,408
146,400	Nordea Bank AB	1,809,206

		2,790,614

	Switzerland —6.4%
14,000	Credit Suisse Group *	785,564
2,000	Georg Fischer AG *	891,344
3,600	Givaudan SA	2,767,000
39,950	Novartis AG	2,221,743
1,900	Rieter Holdings AG	757,872
17,200	Roche Holding AG	2,560,902
2,400	Swisscom AG	777,816
3,800	Syngenta AG	534,008
30,500	UBS AG	3,350,286
5,900	Zurich Financial Services AG *	1,386,012

		16,032,547

	United Kingdom —22.4%
30,000	Alliance & Leicester PLC	644,231
11,500	Arriva PLC	122,978
13,100	AstraZeneca PLC	660,041
115,800	Aviva PLC	1,608,529
117,000	BAE SYSTEMS PLC *	855,287
378,400	Barclays PLC	4,427,826
37,700	BP PLC, ADR	2,599,038
137,900	Bradford & Bingley PLC	1,196,146
453,600	BT Group PLC	1,749,556
219,500	Cadbury Schweppes PLC	2,181,385
48,200	Dairy Crest Group PLC *	399,454
231,500	DSG International PLC	742,077
74,000	Firstgroup PLC	546,093
185,400	GKN PLC *	1,071,034
84,700	GlaxoSmithKline PLC	2,214,735
101,700	Hanson PLC	1,332,276
128,000	HBOS PLC	2,137,151
103,500	House of Fraser PLC *	210,841
80,600	Interserve PLC	534,934
286,800	Legal & General PLC	707,570
438,600	Lloyds TSB Group PLC	4,194,960
126,000	Mitchells & Butlers PLC	1,047,501
95,500	Next PLC	2,737,721
184,500	Northern Foods PLC	312,538
183,900	Northumbrian Water Group PLC	762,829
423,100	Old Mutual PLC *	1,479,383
345,800	Pilkington PLC	973,289
53,300	Rio Tinto PLC	2,705,884
80,100	Royal Bank of Scotland Group PLC	2,606,586
41,600	Royal Dutch Shell (Class “A” Stock)	1,301,670
73,212	Royal Dutch Shell PLC (Class “B” Stock)	2,381,168
113,500	Scottish Power PLC	1,147,680
124,709	Shanks Group PLC	383,507
82,500	Tate & Lyle PLC	818,450
146,100	Taylor Woodrow PLC	1,025,495
311,600	Tesco PLC	1,786,542
54,900	TT Electronics PLC *	164,537
36,000	Viridian Group PLC	614,209
177,400	Vodafone Group PLC, ADR	3,707,660

		56,092,791

THE TARGET PORTFOLIO TRUST – INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

SHARES	DESCRIPTION	VALUE
	Total Common Stocks (cost $201,560,560)	248,912,071

UNITS
	Rights*
	Switzerland
3,800	Syngenta AG (cost $0)	4,781

	Total Long-Term Investments (cost $201,560,560)	248,916,852

	SHORT-TERM INVESTMENT — 0.5%

SHARES
	Affiliated Money Market Mutual Fund
1,245,836	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,245,836) (w)	1,245,836

	Total Investments—99.7% (cost $202,806,396)(p)	250,162,688
	Other assets in excess of other liabilities (x)—0.3%	834,869

	Net Assets —100%	$250,997,557

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(p)

The United States federal income tax basis of the Fund’s investments was $202,895,346; accordingly, net unrealized appreciation on investments for federal income tax purposes was $47,267,342 (gross unrealized appreciation - $50,269,294; gross unrealized depreciation - $3,001,952). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

Description	Contracts to Receive	Value at Settlement Date Payable	Value at March 31, 2006	Unrealized Depreciation

Japanese Yen, Expiring 06/01/06	JPY 1,053,210,000	$9,193,282	$9,025,464	$(167,818)

Sale Contracts

Description	Contracts to Deliver	Value at Settlement Date Receivable	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Euros,
Expiring 04/04/06	EUR 16,865	$20,428	$20,438	$(10)
Expiring 04/04/06	EUR 5,300,000	6,389,363	6,424,383	(35,020)
Expiring 04/04/06	EUR 2,730,000	3,232,320	3,309,163	(76,843)
Japanese Yen,
Expiring 06/01/06	JPY 702,140,000	6,094,489	6,016,976	77,513
Expiring 06/01/06	JPY 351,070,000	3,005,762	3,008,488	(2,726)
Mexican Peso,
Expiring 06/06/06	MXN 66,540,000	6,235,592	6,083,592	152,000
Pound Sterling,
Expiring 06/05/06	GBP 2,300,000	3,975,665	3,999,311	(23,646)

		$28,953,619	$28,862,351	$91,268

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liablilities shown as a percentage of net assets as of March 31, 2006 were as follows:

Banks	15.4%
Oil & Gas	8.6
Telecommunications	8.3
Insurance	5.1
Pharmaceuticals	4.9
Auto - Cars / Light Trucks	4.7
Diversified Financial Services	3.9
Retail	3.3
Chemicals	3.0
Food	2.5
Electric	2.3
Electrical Components & Equipment	2.3
Medical Drugs	1.8
Steel-Producers	1.8
Diversified Operations	1.7
Building Products	1.6
Media	1.5
Metals & Mining	1.5
Electronics	1.4
Gas	1.4
Finance	1.3
Aerospace/Defense	1.2
Auto Manufacturers	1.2
Airport Develop/Maint	1.0
Commer Banks Non-US	1.0
Gambling (Non-Hotel)	1.0
Apparel	0.9
Cable TV	0.9
Cosmetics/Personal Care	0.9
Telephone-Integrated	0.9
Machinery	0.9
Auto/Trk Prts & Equip Orig	0.8
Iron / Steel	0.8
Software	0.8
Coal	0.7
Financial - Bank & Trust	0.6
Metal Fabricate / Hardware	0.6
Entertainment	0.5
Affiliated Money Market Mutual Funds	0.5
Transportation	0.5
Agricultural Operations	0.4
Auto Parts & Equipment	0.4
Building - Residential / Commercial	0.4
Home Furnishings	0.4
Import / Export	0.4
Airlines	0.3
Cellular Telecom	0.3
Diversified Telecommunication Services	0.3
Forestry	0.3
Office/Business Equipment	0.3
Textile - Products	0.3
Utilities	0.3
Audio / Video products	0.2
Beverages	0.2
Divers Operations / Commercial Services	0.2
Electric-Distribution	0.2
Medical Products	0.2
Money Center Banks	0.2
Non-hazardous Waste Disposal	0.2
Paper & Related Products	0.2

99.7%
Other assets in excess of liablilities	0.3

100.0%

THE TARGET PORTFOLIO TRUST - INTERNATIONAL BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS —146.8%

		Foreign Bonds —117.3%

		Austria —1.7%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	690,305

		Belgium —3.3%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,379,496

		Brazil —0.8%
		Brazilian Government International Bond
	270	10.50%, 07/14/14	$336,150

		Denmark —0.5%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	199,447

		Finland —15.5%
		Finnish Government Bond
EUR	1,590	2.75%, 07/04/06	1,927,303
EUR	2,010	4.25%, 07/04/15	2,534,240
EUR	1,450	5.375%, 07/04/13	1,942,128

			6,403,671

		France —5.1%
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	8.847%, 12/31/49	109,659
		French Government Bond
EUR	1,280	5.75%, 10/25/32	1,982,205

			2,091,864

		Germany —17.0%
		Deutsche Bundesrepublik
EUR	3,100	4.250%, 01/04/14-07/04/2014	3,886,340
EUR	100	4.75%, 07/04/34	136,383
EUR	200	5.25%, 01/04/11	259,799
EUR	660	5.625%, 01/04/28	984,814
EUR	800	6.25%, 01/04/24	1,247,420
		Deutsche Genossenschafts-Hypothekenbank
EUR	300	5.75%, 01/22/07	370,855
		German Postal Pensions Securitization PLC
EUR	100	3.375%, 01/18/16	115,397

			7,001,008

		Ireland —0.6%
		Atlantes Mortgage PLC, Series 1, Class A
EUR	218	2.455%, 01/17/36	265,888

		Italy —0.7%
		Argo Mortgages Ser. L, Series 1, Class A
EUR	245	2.469%, 10/28/36	297,518

		Japan —18.6%
		Development Bank of Japan
	500	4.25%, 06/09/15	463,413
		Japan Fin. Corp., Gov’t Guart’d
JPY	1,000	1.55%, 02/21/12	8,556
		Japanese Government Bonds
JPY	187,000	0.60%, 03/20/09	1,573,617
JPY	34,000	1.20%, 09/20/12	283,491
JPY	145,000	1.40%, 12/20/13	1,210,901
JPY	290,000	1.600%, 06/20/14-09/20/14	2,446,367
JPY	69,600	2.300%, 05/20/30-06/20/35	602,688
	30,000	2.40%, 03/20/34	263,948

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		Foreign Bonds (cont’d)

		Japan (cont’d)
JPY	90,000	2.50%, 09/20/35	$807,869

			7,660,850

		Luxembourg —2.8%
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,170,071

		Netherlands —6.7%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%, 05/19/49	618,108
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	109,269
		Dutch MBS BV, Series X, Class A
EUR	500	2.76%, 10/02/49	607,094
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	734,204
EUR	400	7.50%, 01/15/23	693,327

			2,762,002

		Peru —0.3%
		Peru Government International Bond
	$100	9.125%, 02/21/12	113,000

		Portugal —3.9%
		Portugese Obrigacoes do Tesouro OT
EUR	1,320	3.00%, 07/17/06	1,601,057

		Spain —4.9%
		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,028,261

		United Kingdom —27.7%
		Bank of Scotland
EUR	40	6.125%, 02/15/13	54,706
		Chester Asset Receivables Dealings No 11
EUR	500	6.125%, 10/15/10	662,658
		European Investment Bank
GBP	5	7.625%, 12/07/06	8,861
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	77,518
		Permanent Financing PLC
	500	5.10%, 06/11/07	617,845
		Royal Bank of Scotland PLC
	300	4.664%, 07/21/08	300,017
		United Kingdom Treasury
GBP	3,150	4.75%, 06/07/10	5,534,876
		United Kingdom Treasury Stock
GBP	100	5.00%, 09/07/14	180,760
GBP	2,200	5.75%, 12/07/09	3,985,128

			11,422,369

		Corporate Bonds —7.2%
		United States Bonds
		Chase Credit Card Master Trust
EUR	300	5.00%, 08/15/08	374,603
		Citibank Credit Card Issuance Trust
EUR	650	5.375%, 04/10/13	841,128
		Goldman Sachs Group, Inc.
EUR	80	5.125%, 04/24/13	102,840
		MBNA Credit Card Master Note Trust
EUR	550	5.60%, 07/17/14	724,842
		Mizuho Financial Group Cayman Ltd.
EUR	100	4.75%, 04/15/14	124,123
		Mizuho Preferred Capital Co. LLC
	100	8.79%, 12/31/49	106,333

THE TARGET PORTFOLIO TRUST - INTERNATIONAL BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		United States (cont’d)
		Pemex Project Funding Master Trust, Gtd. Notes
	200	6.625%, 06/15/35	$193,200
		RBS Capital Trust A
EUR	50	6.467%, 12/31/49	67,743
		SLM Student Loan Trust
EUR	250	3.80%, 06/17/10	303,155
		Zurich Finance USA, Inc.
EUR	100	7.355%, 10/02/23	130,679

			2,968,646

			48,391,603

		U.S. Treasury Obligations —17.4%
		U.S. Treasury Bonds
	1,200	3.875%, 05/15/10	1,157,437
	400	4.25%, 08/15/13	384,719
	100	4.50%, 02/15/36	93,828
	100	4.875%, 02/15/12	100,156
	200	6.125%, 11/15/27	227,688
	800	8.75%, 05/15/17	1,055,813
	1,200	8.875%, 02/15/19	1,633,593
		U.S. Treasury Bonds, TIPS
	200	1.625%, 01/15/15	196,026
	200	1.875%, 07/15/15	196,106
		U.S. Treasury Notes
	2,200	4.500%, 11/15/15-02/15/16	2,135,516

			7,180,882

		U.S. Government Mortgage Backed Obligations —10.1%
		Federal National Mortgage Assoc.
	2,694	5.500%, 04/01/33-05/01/2035	2,633,178
	1,300	5.50%, TBA	1,268,719
	200	8.95%, 02/12/18	263,985

			4,165,882

		Collateralized Mortgage Obligations —1.4%
		Citigroup Mortgage Loan Trust, Inc. Series 2006-Ar1 Class 1A1
	396	4.90%, 03/25/36	389,252
		Fannie Mae Whole Loan, Series 2004-W12 Class 1A1
	69	6.00%, 07/25/44	69,337
		Federal National Mortgage Assoc.
	6	3.50%, 03/25/09	5,696
		Small Business Administration Participation Certificates, Series 2005-20, Class 1
	98	4.84%, 05/01/25	93,815

			558,100

		Asset-Backed Securities —0.3%
		Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 2A2
	3	5.15%, 01/25/33	3,081
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV
	7	5.11%, 03/25/33	6,537
		Federal National Mortgage Assoc., Series 2005-73, Class A1A
	41	4.99%, 07/25/35	40,733

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	Asset-Backed Securities (cont’d)
	GMAC Mortgage Corp Loan Trust, Series 2004-J4, Class A1
68	5.50%, 09/25/34	$66,692

	Total Asset-Backed Securities (cost $118,176)	117,043

	Municipal Bonds —0.3%
	Liberty Development Corp. (cost $110,608)
100	5.25%, 10/01/35	109,920

	Total Long-Term Investments (cost $60,144,401)	60,523,430

	SHORT-TERM INVESTMENTS —0.6%

	U.S. Treasury Obligations —0.5%
	U.S. Treasury Bill(k) (cost $217,992)
220	4.50%, 06/15/06	218,007

CONTRACTS/NOTIONAL AMOUNTS

	Outstanding Options Purchased* —0.1%

	Call Options —0.1%
	Eurodollar Futures
41	expiring 06/19/2006 @ $95	1,794
	Interest Rate Swap 3 Month LIBOR
570	expiring 12/22/2006 @ 4.80%	8,909
	Interest Rate Swap 3 Month LIBOR
200	expiring 03/08/2007 @ 4.80%	6,972

		17,675

	Put Options
	Eurodollar Futures
150	expiring 06/19/2006 @ $95	8,250
	Eurodollar Futures
260	expiring 03/19/2007 @ $92	162
	Eurodollar Futures
60	expiring 06/19/2006 @ $95	38
	Eurodollar Futures
90	expiring 12/18/2006 @ $92.50	56
	Interest Rate Swap 3 Month LIBOR
10	expiring 06/12/2006 @ 4.25%	4,156

		12,662

	Total Outstanding Options Purchased (cost $57,804)	30,337

SHARES

	Affiliated Money Market Mutual Fund
10,617	Dryden Core Investment Fund - Taxable Money Market Series(w) (Cost $10,617)	10,617

THE TARGET PORTFOLIO TRUST - INTERNATIONAL BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#			VALUE

		Total Short-Term Investments (cost $286,413)	258,961

		Total Investments, Before Outstanding Options Written and Investments Sold Short—147.4%
		(cost $60,430,814)(p)	60,782,391

		DESCRIPTION

		INVESTMENTS SOLD SHORT —(26.3)%

		Foreign Government Bonds —(13.8)%
		Deutsche Bundesrepublik (Germany)
EUR	(200)	4.25%, 01/04/14	(250,676)
		Deutsche Bundesrepublik (Germany)
EUR	(200)	5.25%, 01/04/11	(259,799)
		United Kingdom Gilt (United Kingdom)
GBP	(1,925)	4.75%, 06/07/10	(3,382,424)
		United Kingdom Treasury (United Kingdom)
GBP	(1,000)	5.75%, 12/07/09	(1,811,422)

			(5,704,321)

		U.S. Treasury Obligations —(12.5)%
		U.S. Treasury Bonds
	(400)	4.25%, 08/15/13	(384,719)
		U.S. Treasury Bonds
	(100)	4.875%, 02/15/12	(100,156)
		U.S. Treasury Notes
	(3,800)	4.50%, 11/15/15	(3,687,486)
		US Treasury Notes
	(1,000)	3.875%, 05/15/10	(964,531)

			(5,136,892)

		Total Investments Sold Short (proceeds received $11,083,869)	(10,841,213)

CONTRACTS/NOTIONAL AMOUNTS

		OUTSTANDING OPTIONS WRITTEN* —(0.1)%

		Put Options
		Eurodollar Futures
	150	expiring 06/16/2006 @ $94.75	(4,125)
		(Premium received $2,176)
		Call Options —(0.1)%
		Interest Rate Swap 3 Month LIBOR
	100	expiring 03/08/2007 @ 5.04%	(7,920)
		Interest Rate Swap 3 Month LIBOR
	250	expiring 12/22/2006 @ 4.85%	(9,783)

	Eurodollar Futures
410	expiring 06/16/2006 @ $95.25	(3,075)

	Total Call Options (premium received $57,142)	(20,778)

	Total Outstanding Options Written (premium received $59,318)	(24,903)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short—121.0%
	(cost $49,287,627)	49,916,275
	Liabilities in excess of other assets (x)—(21.0)%	(8,673,388)

	NET ASSETS —100%	$41,242,887

The following abbreviation is used in portfolio descriptions:

*	Non-income producing security.

	NR	Not Rated by Moodys or Standard & Poor’s

	TBA	To Be Announced

	TIPS	Treasury Inflation Protected Securities

	DKK	Denmark Krone

	EUR	Euro

	GBP	British Pound

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Securities or a portion thereof segregated as collateral for open futures contracts.

(p)

The United States federal income tax basis of the Fund’s investments was $60,584,132; accordingly, net unrealized appreciation on investments for federal income tax purposes was $198,259 (gross unrealized appreciation - $1,398,637; gross unrealized depreciation - $1,200,378). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swaps as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

	Long Positions:
69	Euro Dollar	Sep 06	$16,392,038	$16,341,788	$(50,250)
4	Japan 10 Year Bond	Jun 06	4,577,060	4,535,599	(41,461)
136	U.S. Treasury 5 Year Note	Jun 06	1,368,391	1,357,688	(10,703)
47	U.S. Treasury 10 Year Note	Jun 06	5,052,984	5,000,359	(52,625)

	Short Position:
15	Eur-Bond 10 year	Jun 06	2,151,482	2,129,899	21,583

					$(133,456)

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

Description	Contracts to Receive	Value at Settlement Date Payable	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Denmark Krone,
Expiring 06/06/06	DKK 100,000	$16,184	$16,304	$120
Euros,
Expiring 04/25/06	EUR 100,000	121,490	121,368	(122)
Expiring 04/25/06	EUR 132,000	158,387	160,205	1,818
Japanese Yen,
Expiring 05/15/06	JPY 750,000	6,439	6,413	(26)
Expiring 05/15/06	JPY 9,359,000	80,176	80,026	(150)
Expiring 05/15/06	JPY 6,354,000	54,088	54,331	243
Expiring 05/15/06	JPY 10,548,000	90,701	90,193	(508)
Pound Sterling,
Expiring 05/03/06	GBP 9,000	15,691	15,642	(49)
Expiring 05/03/06	GBP 19,000	32,968	33,021	53

		$576,124	$577,503	$1,379

Sale Contracts

Description	Contracts to Deliver	Value at Settlement Date Receivable	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Denmark Krone,
Expiring 06/06/06	DKK 1,325,000	$214,003	$216,029	$(2,026)
Euros,
Expiring 04/25/06	EUR 21,974,000	26,809,027	26,669,337	139,690
Japanese Yen,
Expiring 04/20/06	JPY 9,371,000	80,602	79,618	984
Expiring 04/20/06	JPY 30,986,000	266,249	264,050	2,199
Expiring 04/20/06	JPY 2,531,000	21,695	21,568	127
Expiring 05/15/06	JPY 671,608,000	5,757,497	5,742,736	14,761
Pound Sterling,
Expiring 05/03/06	GBP 18,000	31,250	31,283	(33)
Expiring 05/03/06	GBP 103,000	180,717	179,011	1,706

		$33,361,040	$33,203,632	$157,408

Interest rate swap agreements outstanding at March 31, 2006:

Counterparty	Termination Date		Notional Amount	Fixed Rate		Floating Rate	Unrealized Appreciation (Depreciation)

Morgan Stanley (2)	06/18/34	GBP	100,000	5.00%	6 month	LIBOR	$2,420
Goldman Sachs & Co. (2)	12/20/13	JPY	200,000,000	2.00%	6 month	LIBOR	(18,612)
Merrill Lynch & Co. (2)	12/16/14	CAD	500,000	5.50%	3 month	Canadian Bank Rate	(3,820)
Morgan Stanley Capital Services, Inc. (1)	12/16/14		$400,000	5.50%	3 month	LIBOR	(7,201)
Goldman Sachs & Co. (2)	06/17/15	EUR	3,300,000	4.50%	6 month	Euribor	(157,353)
Morgan Stanley Capital Services, Inc. (2)	06/17/15	EUR	900,000	4.50%	6 month	LIBOR	(47,654)
Morgan Stanley Capital Services, Inc. (2)	12/15/14	EUR	100,000	4.00%	6 month	LIBOR	(372)
Goldman Sachs & Co. (2)	12/15/14	EUR	700,000	4.00%	6 month	Euribor	(3,912)
Barclays Capital (1)	06/18/34	GBP	400,000	5.00%	6 month	LIBOR	26,542
Goldman Sachs & Co. (1)	06/21/07		$8,000,000	4.00%	3 month	LIBOR	(16,777)
Barclays Capital (2)	12/15/25	GBP	400,000	4.00%	6 month	LIBOR	6,735
Barclays Capital (1)	06/18/34	EUR	200,000	6.00%	6 month	Euribor	(11,470)
Morgan Stanley Capital Services, Inc. (1)	06/18/34	EUR	200,000	6.00%	6 month	Euribor	(6,398)
Morgan Stanley Capital Services, Inc. (1)	06/21/08		$1,800,000	5.00%	3 month	LIBOR	(10,279)
Goldman Sachs & Co. (1)	06/21/08		$6,300,000	5.00%	3 month	LIBOR	(36,859)
JP Morgan (2)	12/15/14	EUR	600,000	4.00%	6 month	Euribor	9,101
UBS AG (2)	06/21/16		$1,100,000	5.00%	3 month	LIBOR	29,134
Lehman Brothers Special Financing, Inc.(2)	06/21/11		$300,000	5.00%	3 month	LIBOR	4,090
Bank of America N.A. (2)	06/21/16		$2,800,000	5.00%	3 month	LIBOR	74,786
Goldman Sachs & Co. (2)	06/21/16		$1,700,000	5.00%	3 month	LIBOR	47,734
Lehman Brothers Special Financing, Inc.(2)	06/21/16		$2,600,000	5.00%	3 month	LIBOR	68,037
Lehman Brothers Special Financing, Inc.(2)	06/21/13		$4,200,000	5.00%	3 month	LIBOR	81,420
Barclays Capital (2)	06/21/11		$1,400,000	5.00%	3 month	LIBOR	19,089
UBS AG (2)	06/21/11		$400,000	5.00%	3 month	LIBOR	5,454
Goldman Sachs & Co. (2)	06/21/11		$800,000	5.00%	3 month	LIBOR	10,315
UBS AG (2)	12/20/13	JPY	60,000,000	2.00%	6 month	LIBOR	(5,484)
Goldman Sachs & Co. (2)	06/15/15	JPY	280,000,000	1.50%	6 month	LIBOR	63,654
Barclays Capital (2)	09/15/10	GBP	4,900,000	5.00%	6 month	LIBOR	(15,515)
Morgan Stanley Capital Services, Inc. (1)	09/15/10	GBP	300,000	5.00%	6 month	LIBOR	(1,078)

							$105,727

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liablilities shown as a percentage of net assets as of March 31, 2006 were as follows:

Sovereign Agency	103.2%
U.S. Treasury Obligations	17.4
U.S. Government Mortgage Backed Obligations	10.1
Special Purpose Entity	3.4
Suprananational Bank	2.8
Finance- Credit Card	2.7
Finance-Investment Banker / Broker	1.3
Mortgage Banks	0.9
Banks	0.8
Finance	0.8
Money Center Banks	0.8
Finance-Consumer Loans	0.7
Oil Comp-Exploration & Production	0.5
Finance-Other Services	0.3
Insurance	0.3
Municipal Bonds	0.3
Telecommunications	0.3
Hotels & Motels	0.2
Short-Term Investments	0.6

Grand Total	147.4
Written Options	-0.1
Short Sales	-26.3

121.0
Liabilities in excess of other assets	-21.0

100.0%

THE TARGET PORTFOLIO TRUST – TOTAL RETURN BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

			LONG-TERM INVESTMENTS —81.9%

			Asset-Backed Securities —2.1%
			Argent Securities Inc., Series 2005-W3, Class A2A(c)
Aaa		610	4.918%, 11/25/35	$610,573
			Honda Auto Receivables Owner Trust Series 2006-1 Class A2
Aaa		1,600	5.10%, 09/18/08	1,599,250
			Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A(c)
Aaa		1,154	4.90%, 04/25/35	1,120,297

			Total Asset-Backed Securities (cost $3,356,195)	3,330,120

			Collateralized Mortgage Obligations —3.2%
			American Housing Trust, Series I, Class 5
AAA(d)		3	8.625%, 08/25/18	2,890
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2005-4, Class 23A2
Aaa		690	5.418%, 05/25/35	684,182
			Series 2002-11, Class 1A1
Aaa		140	5.621%, 02/25/33	139,482
			Commercial Mortgage Pass Through Certificates, Series 2005-F10A Class MOA1(c)
Aaa		1,700	4.75%, 03/15/20	1,699,779
			Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1(c)
Aaa		17	5.167%, 01/25/32	16,860
			Residential Funding Mortgage Securities, Series 2003-S9, Class A1
Aaa		119	6.50%, 03/25/32	118,545
			Washington Mutual, Inc., Series 2003-R1, Class A1(c)
Aaa		2,508	4.851%, 12/25/27	2,505,950

			Total Collateralized Mortgage Obligations (cost $5,189,026)	5,167,688

			Corporate Bonds —4.8%
			Airlines —0.3%
			United Air Lines, Inc., Equipment Trust (i)
NR		1,000	10.85%, 02/19/15	455,000

			Automobile Manufacturers —1.1%
			DaimlerChrysler NA Holding Corp., Co. Gtd. Notes(c)
A3		1,800	5.10%, 03/07/07	1,800,643

			Capital Markets —0.9%
			European Investment Bank, Notes (Multi-National Bond)
Aaa	JPY	163,000	3.00%, 09/20/06	1,402,776

			Financial - Bank & Trust —0.5%
			HSBC Bank USA NA, Sr. Notes
Aa2		800	5.00%, 09/21/07	801,385

			Financial Services —0.5%
			Pemex Project Funding Master Trust, Co. Gtd.
Baa1		500	8.00%, 11/15/11	542,750
Baa1		250	9.125%, 10/13/10	281,250

				824,000

			Pipelines —0.2%
			El Paso Corp., Sr. Notes
Caa1		400	7.80%, 08/01/31	402,000

			Telecommunications —1.2%
			Qwest Corp.,
			Debs.
Ba3		250	7.50%, 06/15/23	254,062
			Sr. Notes

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

				Corporate Bonds (cont’d)
				Telecommunications (cont’d)
Ba3			1,500	7.625%, 06/15/15	$1,605,000

					1,859,062

				Utilities —0.1%
				PPL Capital Funding, Inc., Trust I, Gtd. Notes
Ba1			200	7.29%, 05/18/06	200,378

				Total Corporate Bonds (cost $8,481,616)	7,745,244

				Foreign Government Bonds —4.2%
				Federal Republic of Brazil, Brady Bond
B1			24	4.25%, 04/15/06	23,760
B1			41	4.313%, 04/15/12	41,156
				Federal Republic of Brazil
Ba3			25	7.875%, 03/07/15	26,988
Ba3			50	8.875%, 10/14/19-04/15/24	57,775
B1			900	11.00%, 08/17/40	1,154,700
				Federal Republic of Italy
Aa2	JPY		287,000	0.375%, 10/10/06	2,442,180
				Republic of Panama
Ba1			300	8.875%, 09/30/27	364,500
Ba1			450	9.375%, 07/23/12	522,000
				Republic of Peru
Ba3			400	9.125%, 01/15/08	420,000
				Russian Federation
Baa3			1,250	5.00%, 03/31/30	1,371,500
				United Kingdom Treasury
Aaa	GBP		200	5.75%, 12/07/09	362,284

				Total Foreign Government Bonds (cost $6,370,684)	6,786,843

				Municipal Bonds —5.1%
				Du Page County Illinois, Limited Tax
Aaa			500	5.00%, 01/01/31	512,255
				Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices
Aaa			500	5.00%, 03/01/21	524,155
				Golden State Tobacco Securitization Corp., Revenue
Baa3			500	6.25%, 06/01/33	540,340
Baa3			400	6.75%, 06/01/39	448,080
				Massachusetts Water Resources Authority, Series J
Aaa			750	5.00%, 08/01/32	770,002
				New York City Trust For Cultural Resources, Museum of Modern Art
Aaa			1,500	5.125%, 07/01/31	1,557,105
				South Carolina State Highway, Series B
Aaa			1,100	5.00%, 04/01/17	1,157,750
				South Central Regional Water Authority Water System
Aaa			1,300	5.00%, 08/01/26	1,360,307
				Tobacco Settlement Financing Corp., New Jersey State
Baa3			800	6.00%, 06/01/37	838,912
Baa3			500	6.375%, 06/01/32	544,080

				Total Municipal Bonds (cost $7,625,607)	8,252,986

				U.S. Government Mortgage Backed Obligations —45.9%
				Federal Home Loan Mortgage Corp.
			94	4.41%, 09/01/35(c)	92,762
			1,994	5.00%, 09/01/35	1,898,024
			66	5.288%, 01/01/24(c)	66,768
			69	5.50%, 04/01/29-06/01/29	67,200
			115	6.00%, 09/01/22	115,689

THE TARGET PORTFOLIO TRUST – TOTAL RETURN BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#			DESCRIPTION	VALUE

					U.S. Government Mortgage Backed Obligations (cont’d)
			83		7.50%, 09/01/16-07/01/17	$87,916
			1	(r)	9.25%, 01/01/10	881
					Federal National Mortgage Assoc.
			17,298		4.00%, 08/01/18-06/01/19	16,206,269
			7,565		4.50%, 06/01/34-09/01/35	6,986,126
			141		4.54%, 05/01/36(c)	141,940
			504		4.635%, 12/01/34(c)	495,049
			64		5.00%, 01/01/19	62,282
			219		5.491%, 01/01/20(c)	222,470
			30,183		5.50%, 11/01/34-02/01/35	29,505,801
			4,556		6.00%, 11/01/16-04/01/35	4,559,113
			268		6.50%, 04/01/21-09/01/21	274,878
					Federal National Mortgage Assoc., TBA
			12,900		5.50%, 04/01/36-05/01/36	12,579,657
					Government National Mortgage Assoc.
			205		4.375%, 02/20/17-02/20/26	205,997
			115		4.75%, 07/20/22-07/20/27	115,710
			209		5.125%, 10/20/26-11/20/29	210,896
			105		8.50%, 06/15/30-08/20/30	113,518

					Total U.S. Government Mortgage Backed Obligations (cost $76,147,314)	74,008,946

					U.S. Treasury Obligations —16.6%
					U.S. Treasury Bonds
			1,500		5.50%, 08/15/28	1,589,180
			1,000		6.50%, 11/15/26	1,181,484
			1,000		6.625%, 02/15/27	1,199,219
			400		8.125%, 08/15/19	519,062
					U.S. Treasury Inflationary Bonds, TIPS
			1,100		2.00%, 01/15/26	1,041,556
					U.S. Treasury Notes
			8,750		3.375%, 02/15/08-10/15/09	8,355,980
			600		3.625%, 01/15/10	575,203
			2,700		3.75%, 05/15/08	2,641,993
			2,450		4.00%, 04/15/10-02/15/14	2,338,260
			3,100		4.25%, 10/15/10-01/15/11	3,023,683
			3,000		4.50%, 11/15/10	2,959,686
					U.S. Treasury Strips, P/O
			3,000		Zero coupon, 11/15/16-02/15/22	1,412,513

					Total U.S. Treasury Obligations (cost $27,225,628)	26,837,819

					Total Long-Term Investments (cost $134,396,070)	132,129,646

					SHORT-TERM INVESTMENTS —24.1%

					Foreign Government Bonds —15.9%
					Dutch Treasury Certificate
Aaa	EUR		7,000		2.514%, 04/28/06 (b)	8,468,958
					French Treasury Bill
Aaa	EUR		3,000		2.423%, 05/04/06 (b)	3,627,936
Aaa	EUR		2,810		2.549%, 07/20/06(b)	3,378,416
Aaa	EUR		2,350		2.578%, 06/15/06 (b)	2,833,054
					German Treasury Bill
Aaa	EUR		3,000		2.513%, 06/14/06(b)	3,617,211

MOODY’S RATINGS		PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

				Foreign Government Bonds (cont’d)
Aaa	EUR		3,030	2.675%, 08/16/06 (b)	$3,635,023

				Total Foreign Government Bonds (cost $25,316,245)	25,560,598

				Commercial Paper —4.9%
				Danske Corp.
P-1			1,600	4.83%, 06/26/06	1,581,819
				Skandi Ensk Bank
P-1			2,000	4.855%, 06/29/06	1,999,769
				Swedbank
P-1			1,500	4.795%, 06/15/06	1,485,151
				UBS Finance (DE) LLC
P-1			2,800	4.85%, 06/29/06	2,767,012

				Total Commercial Paper (cost $7,811,099)	7,833,751

				U.S. Treasury Obligations (k)—0.4%
				U.S. Treasury Bills
			495	4.50%, 06/15/06	490,514
			230	4.51%, 06/01/06	228,318

				Total U.S. Treasury Obligations (cost $718,783)	718,832

SHARES

Affiliated Money Market Mutual Fund —2.7%
4,420,114	Dryden Core Investment Fund - Taxable Money Market Series (cost $4,420,114) (w)	4,420,114

NOTIONAL AMOUNT/ CONTRACTS

	Outstanding Options Purchased* —0.2%
	Call Options —0.1%
	Euro Futures, Strike $95.25
39	expiring 06/19/06	244
	Interest Rate Swap 3 Month LIBOR & Fixed 4.25%
4,700,000	expiring 10/12/06	301
	Interest Rate Swap 3 Month LIBOR & Fixed 4.25%
4,100,000	expiring 10/19/06	303
	Interest Rate Swap 3 Month LIBOR & Fixed 4.50%
10,200,000	expiring 10/18/06	2,866
	Interest Rate Swap 3 Month LIBOR & Fixed 4.75%
2,000,000	expiring 08/08/06	682
	Interest Rate Swap 3 Month LIBOR & Fixed 5.75%
2,100,000	expiring 04/27/09	182,826

		187,222

	Put Options —0.1%
	Euro Futures, Strike Price $94.00
75	expiring 06/19/06	469
	Euro Futures, Strike Price $91.75
594	expiring 12/18/06	3,712

THE TARGET PORTFOLIO TRUST – TOTAL RETURN BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

NOTIONAL AMOUNT/ CONTRACTS	DESCRIPTION	VALUE

	Outstanding Options Purchased (cont’d)
	Put Options (cont’d)
	Interest Rate Swap 3 Month LIBOR & Fixed 6.25%
2,100,000	expiring 04/27/09	79,208

		83,389

	Total Outstanding Options Purchased (cost $355,396)	270,611

	Total Short-Term Investments (cost $38,621,637)	38,803,906

	Total Investments, Before Outstanding Options Written and Investments Sold Short—106.0% (cost $173,017,707)(p)	170,933,552

PRINCIPAL AMOUNT (000)#

	INVESTMENTS SOLD SHORT —(15.2)%

	U.S. Treasury Obligations
	U.S. Treasury Notes
(9,700)	3.625%, 05/15/13	(8,989,175)
	U.S. Treasury Notes
(8,800)	4.125%, 05/15/15	(8,315,657)
	U.S. Treasury Notes
(1,000)	4.25%, 11/15/14	(955,781)
	U.S. Treasury Notes
(750)	4.375%, 05/15/07	(745,956)
	U.S. Treasury Notes
(3,700)	4.75%, 05/15/14	(3,667,625)
	U.S. Treasury Notes
(1,700)	6.00%, 08/15/09	(1,761,426)

	Total Investments Sold Short (proceeds received $25,022,504)	(24,435,620)

NOTIONAL AMOUNT/ CONTRACTS

	OUTSTANDING OPTIONS WRITTEN*

	Call Options
	Euro Futures, Strike Price $95.50
(78)	expiring 06/19/06	(487)
	Interest Rate Swap 3 Month LIBOR & Fixed 4.30%
(2,000,000)	expiring 10/12/06	(438)
	Interest Rate Swap 3 Month LIBOR & Fixed 4.31%
(1,800,000)	expiring 10/31/06	(470)
	Interest Rate Swap 3 Month LIBOR & Fixed 4.56%
(4,400,000)	expiring 10/31/06	(3,859)
	Interest Rate Swap 3 Month LIBOR & Fixed 4.78%
(900,000)	expiring 08/08/06	(862)

Total Outstanding Options Written (premiums received $88,879)	(6,116)

Total Investments, Net of Outstanding Options Written and Investments Sold Short—90.8% (cost $147,906,324)	146,491,816
Other assets in excess of other liabilities (x)—9.2%	14,761,065

NET ASSETS —100%	$161,252,881

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.

	EUR	Euro

	GBP	British Pound

	JPY	Japanese Yen

	NR	Not Rated by Moody’s or Standard & Poor’s

	P/O	Principal Only.

	TBA	To Be Announced. Such securities are purchased on a forward commitment basis.

	TIPS	Treasury Inflation Protected Securities

#	Principal amount is denoted in U.S. dollars unless otherwise indicated.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(p)

The United States federal income tax basis of the Fund’s investments was $149,761,149; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,269,333 (gross unrealized appreciation - $1,359,466; gross unrealized depreciation - $4,628,799). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(r)	Less than $1,000 par

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Long Positions:
187	Euro Dollar	Sep 06	$44,491,888	$44,288,613	$(203,275)
89	Euro Dollar	Mar 07	21,118,113	21,091,888	(26,225)
60	Euro Dollar	Sep 07	14,249,250	14,229,000	(20,250)
353	Euro Dollar	Dec 06	83,667,750	83,612,463	(55,287)
16	Euro Dollar	Dec 07	3,796,400	3,794,400	(2,000)
468	U.S. Treasury 5 Year Note	Jun 06	49,139,094	48,876,750	(262,344)
3	U.S. Treasury 10 Year Note	Jun 06	317,813	319,172	1,359

Short Positions:
22	Germany (Federal Republic) 10 Year Bond	Jun 06	3,085,194	3,123,852	(38,658)
66	U.S. Treasury 30 Year Bond	Jun 06	7,353,445	7,204,313	149,132

					$(457,548)

Forward foreign currency exchange contracts outstanding at March 31, 2006:

Purchase Contracts

Description	Contracts to Receive	Value at Settlement Date Payable	Value at March 31, 2006	Unrealized Appreciation

Euros,
Expiring 04/25/06	EUR 239,000	$289,245	$290,069	$824

Sale Contracts

Description	Contracts to Deliver	Value at Settlement Date Receivable	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Euros,
Expiring 04/25/06	EUR 2,337,000	$2,824,241	$2,832,109	$(7,868)
Expiring 04/28/06	EUR 14,531,000	17,902,629	17,639,119	263,510
Expiring 06/30/06	EUR 3,762,000	4,608,319	4,584,491	23,828
Pound Sterling,
Expiring 05/03/06	GBP 191,000	335,117	331,952	3,165

		$25,670,306	$25,387,671	$282,635

Interest rate swap agreements outstanding at March 31, 2006:

Counter Party	Termination Date		Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)

Merrill Lynch & Co. (2)	06/15/15	JPY	90,000,000	1.50%	6 Month LIBOR	$30,608
Barclays Capital (2)	06/15/15	JPY	40,000,000	1.50%	6 Month LIBOR	13,705
Merrill Lynch & Co. (2)	12/15/14	EUR	4,400,000	4.00%	6 Month Euribor	(19,783)
UBS AG, (1)	10/15/10	EUR	200,000	2.1455%	6 Month LIBOR	823
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	66,440
Bank of America, N.A. (1)	06/21/16		$2,900,000	5.00%	3 Month LIBOR	(76,936)
Morgan Stanley & Co.(1)	06/21/36		$3,900,000	5.00%	3 Month LIBOR	(239,443)
Lehman Brothers (1)	06/21/11		$4,200,000	5.00%	3 Month LIBOR	(9,794)
Barclays Capital (1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(2,524)

						$(236,904)

(1)	Porfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2006:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co.(1)	12/20/08	500,000	0.26%	Allstate Corp,, 6.125%, due 02/15/12	($2,206)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co.,6.48%, due 6/1/25	(1,971)
Morgan Stanley & Co.(1)	12/20/08	300,000	0.21%	Emerson Electric Co.,6.48%, due 10/15/12	(709)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(1,719)
Bank of America Securities LLC (1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(126)
Bear Stearns International Ltd. (1)	12/20/08	400,000	0.32%	Hewlett Packard Co., 6.50% due 7/1/12	(2,431)
Lehman Brothers (1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(965)
Lehman Brothers (1)	12/20/08	400,000	0.12%	Home Depot, Inc. 5.375%, due 4/1/06	(862)
Citigroup (1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 2/15/11	(1,323)
Lehman Brothers (1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(402)
Citigroup (1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 7/15/12	(1,928)
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 8/10/09	(27)
Citigroup (1)	12/20/08	800,000	0.14%	Walmart Stores, Inc.,6.875%, due 8/10/09	(2,135)
UBS AG(1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(689)
Lehman Brothers (1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(364)
Lehman Brothers (1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 7/15/12	(544)
Lehman Brothers (1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,665
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(2,807)
Bear Stearns International Ltd. (1)	12/20/08	100,000	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,515)
Lehman Brothers (1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(2,113)
Lehman Brothers (1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(2,287)
Lehman Brothers (1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(3,994)
Bear Stearns International Ltd. (1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 3/15/07	(841)
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 5/15/11	1,009
Bear Stearns International Ltd. (1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 9/15/09	(606)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co. 7.125%, due 8/15/10	(524)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	(1,816)
Bear Stearns International Ltd. (1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 9/1/11	(1,560)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/1/12	(750)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 4/15/08	(1,559)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(1,079)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(822)
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 3/15/13	(1,641)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 4/15/12	(1,835)
Bear Stearns International Ltd. (1)	12/20/08	200,000	0.15%	Walmart Stores, Inc.,6.875%, due 8/10/09	(585)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc, 7.625%, due 11/15/10	(3,823)
Lehman Brothers (1)	06/20/09	1,200,000	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(8,712)
Merrill Lynch International (2)	03/20/07	700,000	0.61%	Russian Federation, 5.00%, due 3/31/30	2,075
Goldman Sachs (2)	09/20/06	900,000	1.70%	Ford Motor Credit Co., 7.00%, due 10/1/13	(4,567)
Morgan Stanley & Co.(1)	09/20/10	400,000	2.70%	Republic of Turkey, 11.875%, due 1/15/30	(19,933)
Lehman Brothers (1)	09/20/10	1,000,000	2.26%	Republic of Turkey, 11.875%, due 1/15/30	(32,730)
Goldman Sachs (1)	07/25/45	100,000	0.54%	ABX.HE.A	(308)
Bear Stearns International Ltd. (1)	07/25/45	4,000,000	0.54%	ABX.HE.A	(9,801)

					($120,860)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		LONG-TERM INVESTMENTS —72.3%

		Corporate Bonds —16.4%
		Airlines —1.5%
		American Air Lines, Inc., Pass-Thru Cert.
Baa2	$1,500	7.858%, 04/01/13	$1,596,350
		United Air Lines, Inc., Equipment Trust (e),(i)
NR	1,500	10.85%, 02/19/15	682,500
		United Air Lines, Inc., Pass-Thru Cert. (e),(i)
NR	1,700	6.83%, 09/01/08	1,564,000

			3,842,850

		Automobiles —1.2%
		DaimlerChrysler NA Holding Corp., Co.
A3	240	5.10%, 03/07/07	240,086
A3	1,500	5.36%, 09/10/07(c)	1,504,290
A3	1,120	6.40%, 05/15/06(c)	1,121,289

			2,865,665

		Diversified Financial Services —4.0%
		General Electric Capital Corp. (c)
Aaa	1,300	4.957%, 03/16/09	1,299,494
		Goldman Sachs Group LP (c)
Aa3	1,750	4.819%, 06/28/10	1,757,319
		Goldman Sachs Group, Inc. (c)
Aa3	1,760	4.67%, 08/01/06	1,760,634
		HSBC Finance Corp. (c)
A1	1,000	5.04%, 09/15/08	1,002,537
		Korea Development Bank
A3	2,670	4.75%, 07/20/09	2,609,770
		MBNA Europe Funding PLC, Bank Gtd., 144A (United Kingdom) (c),(i)
Baa1	1,400	4.95%, 09/07/07	1,400,610

			9,830,364

		Electric Utilities —2.6%
		CMS Energy Corp., Sr. Notes
B1	600	8.90% 07/15/08	637,500
		Dayton Power & Light Co. (The)
Baa1	500	5.125%, 10/01/13	484,680
		Dominion Resources, Inc.(c)
Baa1	250	3.66%, 11/15/06	247,405
Baa1	1,050	4.819%, 09/28/07	1,050,900
		Nisource Finance Corp., Co.(c)
Baa3	400	3.20%, 11/01/06	395,136
Baa3	1,500	4.95%, 11/23/09	1,504,834
		Progress Energy Florida, Inc. (c)
A3	1,100	5.141%, 11/14/08	1,100,255
		PSE&G Power LLC, Co.
Baa1	1,000	6.875%, 04/15/06	1,000,347

			6,421,057

		Financial - Bank & Trust —0.5%
		Export-Import Bank of Korea
A3	300	6.50%, 11/15/06	302,150
		Riggs Capital Trust, Co.
A3	400	8.625%, 12/31/26	424,887
A3	500	8.875%, 03/15/27	535,623

			1,262,660

		Financial Services —2.9%
		Ford Motor Credit Co.(c)
Ba2	300	5.09%, 03/13/07	290,790
Ba2	1,400	5.88%, 03/21/07	1,379,291

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Financial Services
		General Motors Acceptance Corp.,(c)
		Notes
Ba1	$1,950	5.50%, 01/16/07	$1,919,087
Ba1	60	5.645%, 05/18/06	59,828
		Golden West Financial Corp.
A1	1,500	5.50%, 08/08/06	1,501,824
		Morgan Stanley (c)
Aa3	2,000	4.874%, 02/15/07	2,001,650

			7,152,470

		Food & Staples Retailing —0.1%
		Delhaize America, Inc., Co.
Ba1	300	7.375%, 04/15/06	300,136

		Healthcare Providers & Services —0.2%
		HCA, Inc.
Ba2	150	5.25%, 11/06/08	147,421
Ba2	400	7.125%, 06/01/06	400,978

			548,399

		Hotels, Restaurants & Leisure —0.7%
		Caesars Entertainment, Inc.
Baa3	1,070	8.50%, 11/15/06	1,087,664
		Mandalay Resort Group
Ba2	500	6.50%, 07/31/09	499,375
		Mirage Resorts, Inc.
Ba2	100	6.75%, 08/01/07	100,875

			1,687,914

		Lodging —0.2%
		Starwood Hotels & Resorts Worldwide, Inc.
Ba1	600	7.375%, 05/01/07	610,500

		Media —0.5%
		AOL Time Warner, Co.
Baa1	800	6.125%, 04/15/06	800,159
		CSC Holdings, Inc.
B1	500	7.875%, 12/15/07	510,000

			1,310,159

		Oil, Gas & Consumable Fuels —0.3%
		Transcontinental Gas Pipe Line Corp. (f)
Ba2	700	6.35%, 04/15/08	710,230

		Real Estate Investment Trust —0.2%
		Host Marriott LP, Co.
Ba3	350	9.25%, 10/01/07	366,625

		Retail —0.2%
		JC Penney Corp., Inc.
Ba1	500	6.50%, 12/15/07	507,496
Baa3	100	7.375%, 08/15/08	103,825

			611,321

		Telecommunications —1.3%
		France Telecom SA (France) (i)
A3	2,000	8.50%, 03/01/31	2,498,226

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Corporate Bonds (cont’d)
		Telecommunications (cont’d)
		Qwest Communications International, Inc. Co. (c)
B2	600	8.249%, 02/15/09	613,500

			3,111,726

		Total Corporate Bonds (cost $41,746,597)	40,632,076

		Collateralized Mortgage Obligations —11.8%

		American Home Mortgage Investment Trust, Series 2004-4, Class 5A (c)
Aaa	548	4.44%, 02/25/45	533,346
		Banc of America Funding Corp., Series 2006-A, Class-1A1
AAA(d)	488	4.63%, 02/20/36	476,166
		Banc of America Mortgage Securities, Series 2002-K, Class 2A1 (c)
AAA(d)	328	5.447%, 10/20/32	327,116
		Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 (c)
Aaa	1,746	3.728%, 11/25/34	1,738,116
		Bear Stearns Alterantive Loans Trust, Series 2003-7, Class 2A2 (c)
Aaa	176	5.098%, 02/25/34	176,277
		Citigroup Mortgage Loan Trust, Inc. Series 2006-Ar1, Class 1A1
AAA(d)	2,575	4.90%, 10/25/35	2,530,138
		Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class-A2A
AAA(d)	490	4.70%, 12/25/35	483,154
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A 1
AAA(d)	316	6.25%, 12/25/33	314,932
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4, Class 2A (f)
Aaa	288	6.50%, 01/25/34	291,243

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

		Collateralized Mortgage Obligations (cont’d)
		Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 1A1 (c)
Aaa	2,773	5.148%, 02/25/35	$2,783,679
		CS First Boston Mortgage Securities Corp, Series 2003-8, Class 5A1
Aaa	98	6.50%, 04/25/33	98,489
		Federal Home Loan Mortgage Corp., Series 2692, Class YB
Aaa	1,057	3.50%, 05/15/16	1,033,986
		Series-2828, Class EN
Aaa	2,000	4.50%, 10/15/23	1,959,342
		Series-2912, Class ML
Aaa	1,614	4.50%, 12/15/20	1,600,359
		Series 2772, Class NQ
Aaa	1,136	4.50%, 12/15/13	1,122,032
		Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	99,299
		Series 2892, Class BI
Aaa	936	5.00%, 01/15/18	924,839
		Federal National Mortgage Assoc., Series 83, Class PB
Aaa	1,300	3.50%, 09/25/16	1,267,957
		Series 2004-41, Class PB
Aaa	328	3.50%, 04/25/17	324,843
		Series 2003-83 , Class A
Aaa	484	4.25%, 04/25/28	476,781
		FHLMC Structured Pass Through Securities, Series T-59, Class 1A 2
Aaa	569	7.00%, 10/25/43	585,702
		GE Capital Commerical Mortgage Corp. Series 2002-3A, Class A1 (c)
AAA(d)	441	4.229%, 12/10/37	428,327
		Government National Mortgage Assoc., Series 2000-9, Class FH
Aaa	279	5.25%, 02/16/30	281,946
		Series 2000-9, Class FG
Aaa	182	5.35%, 02/16/30	183,974
		Series 2000-11, Class PH
Aaa	597	7.50%, 02/20/30	616,584
		Series 1995-2, Class KQ
Aaa	142	8.50%, 03/20/25	148,474
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Aaa	1,477	4.811%, 06/25/45	1,474,866
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1 (f)
Aaa	632	6.044%, 08/15/18	644,961
		GSR Mortgage Loan Trust, Series 2005-ARG, Class 2A1
Aaa	730	4.54%, 09/25/35	712,974
Aaa	600	Sami., Series 2006-Ar3, Class 2A1 Zero Coupon, 03/25/36	600,941
		Sequoia Mortgage Trust, Series 10, Class 2A1 (c)
Aaa	2,280	5.16%, 10/20/27	2,285,207
		Structured Asset Securities Corp, Series 2001-21A, Class 1A1
Aaa	274	6.25%, 01/25/32	273,244
		Superannuation Members Home Loans Global Fund, Series 1A, Class A2 (c),(i)
Aaa	65	5.16%, 06/15/26	65,455
		Washington Mutual, Inc., Series 2002-AR9, Class 1A
Aaa	109	4.878%, 08/25/42	107,946
		Series 2002-AR6, Class A

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE

			Collateralized Mortgage Obligations (cont’d)
Aaa		$2,394	5.018%, 06/25/42	$2,405,391

			Total Collateralized Mortgage Obligations (cost $29,508,954)	29,378,086

			Municipal Bonds —0.4%
			City & County of Honolulu HI (c)
Aaa		1,000	4.75%, 07/01/28 (cost $844,076)	1,006,810

			U.S. Government Agency Obligations —10.8%
			Federal Farm Credit Bank
		1,000	3.00%, 12/28/07	965,497
		100	4.09%, 02/20/09	97,190
		1,300	3.65%, 03/16/09	1,247,493
			Federal Home Loan Bank
		786	4.25%, 07/30/09	763,065
		900	4.50%, 06/12/13	853,654
			Federal Home Loan Mortgage Corp.
		2,800	4.24%, 07/30/09	2,720,906
			Federal National Mortgage Assoc.
		3,800	4.25%, 07/30/09	3,690,408
		8,100	4.665%, 05/22/06	8,097,683
		8,400	4.725%, 09/07/06	8,398,622

			Total U.S. Government Agency Obligations (cost $26,832,114)	26,834,518

			Foreign Government Bonds —4.0%
			Federal Republic of Brazil
B1		580	10.271%, 06/29/09(c)	672,800
B1		325	4.313%, 04/15/09-04/15/12	324,273
Ba3		40	7.125%, 01/20/37	39,200
B1		930	11.00%, 08/17/40	1,193,190
			Federal Republic of Italy
Aa2	JPY	213,000	0.375%, 10/10/06	1,812,489
			Republic of Panama
NR		1,500	9.375%, 04/01/29	1,917,225
			Republic of Peru
Ba3		1,860	9.125%, 02/21/12	2,101,800
			Republic of South Africa
Baa1		750	9.125%, 05/19/09	823,125
			United Mexico States
Baa1		900	6.375%, 01/16/13	922,500

			Total Foreign Government Bonds (cost $8,891,528)	9,806,602

			U.S. Government Agency Mortgage Pass-Through Obligations —14.5%
			Federal National Mortgage Assoc.
		26,329	5.00%, 10/01/17-08/01/24	25,694,793
		13	5.061%, 12/01/30	12,799
		142	5.22%, 07/01/25	145,287
		4,936	5.50%, 06/01/33-11/01/35	4,823,085
		1,829	6.00%, 11/01/12-09/01/17	1,855,377
		4	9.25%, 01/01/10	4,449
			Government National Mortgage Assoc.
		808	4.25%, 03/20/30	811,127
		706	4.375%, 05/20/23-06/20/27	709,324
		372	4.50%, 07/20/30	372,440
		201	4.75%, 08/20/26	201,853
		117	5.125%, 10/20/24-12/20/26	118,345
		973	6.00%, 01/15/29-07/15/29	985,277
		281	6.50%, 10/15/25-06/15/29	291,209
		115	8.00%, 09/20/30-07/20/31	122,753

			Total U.S. Government Agency Mortgage Pass-Through Obligations (cost $37,113,119)	36,148,118

			U.S. Treasury Obligations —14.3%
			U.S. Treasury Notes
		24,200	3.50%, 12/15/09	23,126,125
		3,090	3.875%, 09/15/10	2,972,314
		2,000	4.125%, 05/15/15	1,889,922
		1,100	4.25%, 08/15/13	1,057,977
		3,400	4.625%, 02/29/08	3,386,322
			U.S.Treasury Bonds, TIPS
		100	2.00%, 01/15/14	104,748
		2,600	3.375%, 01/15/07-01/15/12	3,086,816

			Total U.S. Treasury Obligations (cost $36,243,046)	35,624,224

			Asset-Backed Securities —0.1%
			First Franklin Mortgage Loan Asset Backed Certificates Series 2003-FF-5, Class A2
Aaa		55	5.18%, 03/25/34	55,151
			Residential Asset Mortgage Products, Inc., Series 2003-RS11-5, Class A11B
Aaa		66	5.148%, 12/25/33	65,580

			Total Asset-Backed Securities (cost $120,811)	120,731

		UNITS

			Warrants *
		2,500,000	Mexican Value Recovery Rights Ser. D expiring 06/30/06	35,000

UNITS	DESCRIPTION	VALUE

	Warrants (cont’d)
2,500,000	Mexican Value Recovery Rights Ser. D expiring 06/30/07	$64,375

	Total Warrants (cost $485)	99,375

	Total Long-Term Investments (cost $181,300,730)	179,650,540

MOODY’S RATINGS (UNAUDITED)	PRINCIPAL AMOUNT (000)#

		SHORT-TERM INVESTMENTS —25.2%

		Commercial Paper —19.4%
		Bank of Ireland
P-1	$7,100	4.68%, 05/23/06	7,052,371
		BNP Paribas Finance
P-1	5,700	4.48%, 05/10/06	5,672,554
		Danske Corp.
P-1	600	4.70%, 06/01/06	595,253
		Dexia Delaware
P-1	5,400	4.84%, 06/27/06	5,337,882
		DNB Nor Bank
P-1	7,100	4.65%, 06/08/06	7,036,608
		HBOs Treasury Services PLC
P-1	3,400	4.61%, 05/09/06	3,384,122
	300	4.67%, 05/23/06	298,000
P-1	2,100	4.78%, 06/09/06	2,081,076
		Nordea North America
P-1	400	4.55%, 04/25/06	398,866
		Skandinaviska Enskilda Banken
P-1	6,900	4.83%, 06/22/06	6,824,973
		Spintab AB
P-1	4,100	4.70%, 05/26/06	4,070,725
		Swedbank Disc. Notes
P-1	400	4.48%, 04/20/06	399,127
		UBS Finance, Inc.
P-1	400	4.66%, 05/22/06	397,403
		Westpac Banking Corp.
P-1	3,000	4.70%, 05/23/06	2,980,000
P-1	1,700	4.715%, 05/30/06	1,687,026

		Total Commercial Paper (cost $48,225,244)	48,215,986

		U.S. Foreign Treasury Bills —3.9%
		French Treasury Bill (n)
	8,110	2.578%, 06/15/06(cost $9,706,577)	9,777,052

	PRINCIPAL AMOUNT SHARES

		Affiliated Money Market Mutual Fund —1.5%
	3,805,113	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,805,113) (w)	3,805,113

PRINCIPAL AMOUNT (000)#

U.S. Treasury Obligations —0.4%
U.S. Treasury Bills (n)
970	4.50%, 06/15/06 (cost $961,149)	961,210

NOTIONAL AMOUNT/CONTRACTS

Outstanding Options Purchased *
Call Options
Swap Option on 3 Month LIBOR
4,700,000	expiring 04/04/06 @ 4.54%	47

THE TARGET PORTFOLIO TRUST - INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

NOTIONAL AMOUNT/CONTRACTS	DESCRIPTION	VALUE

	Outstanding Options Purchased (cont’d)
	Call Options (cont’d)
	Swap Option on 3 Month LIBOR
5,200,000	expiring 10/04/06 @ 4.50%	1,019
	Swap Option on 3 month LIBOR
16,400,000	expiring 10/12/06 @ 4.25%	1,050
	Swap Option on 3 Month LIBOR
15,100,000	expiring 10/19/06 @ 4.25%	4,243
	Swap Option on 3 Month LIBOR
2,200,000	expiring 10/18/06 @ 4.50%	163

		6,522

	Put Options
	Eurodollar Futures
60	expiring 06/19/06 @ 93%	375

	Total Outstanding Options Purchased (cost $164,955)	6,897

	Total Short-Term Investments (cost $62,863,038)	62,766,258

	Total Investments, Before Outstanding Options Written and Securities Sold Short(p)—97.5% (cost $244,163,768)	242,416,798

PRINCIPAL AMOUNT (000)#

	INVESTMENTS SOLD SHORT* —(3.3)%

	Federal National Mortgage Assoc.,
8,500	5.00%, TBA	(8,284,848)

	Total Investments Sold Short (proceeds received $8,327,344)	(8,284,848)

NOTIONAL AMOUNT/CONTRACTS

	OUTSTANDING OPTIONS WRITTEN *

	Put Options
	U.S. Treasury Note Futures
21	expiring 05/26/06 @ $104	(2,625)

	Call Options

	Swap Option on 3 Month LIBOR
7,100,000	expiring 10/12/06 @ 4.30%	(1,555)
	Swap Option on 3 Month LIBOR
2,200,000	expiring 10/04/06 @ 4.54%	(1,485)
	Swap Option on 3 Month LIBOR
2,000,000	expiring 04/04/06 @ 4.54%	(20)
	Swap Option on 3 Month LIBOR
6,500,000	expiring 10/18/06 @ 4.56%	(5,700)
	Swap Option on 3 Month LIBOR
900,000	expiring 10/19/06 @ 4.31%	(235)

CONTRACTS	DESCRIPTION	VALUE

	Call Options (cont’d)
	U.S. Treasury Note Futures
21	expiring 05/26/06 @ $113	(328)

	Total Call Options (proceeds received $168,249)	(9,323)

	Total Outstanding Options Written (proceeds received $176,056)	(11,948)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—94.2% (cost $235,660,368)	234,120,002
	Other assets in excess of other liabilities (x)—5.8%	14,536,060

	NET ASSETS —100%	$248,656,062

The following abbreviations are used in portfolio descriptions:

*	Non-income producing security.

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

JPY	Japanese Yen

#	Principal amount is denoted in U.S. dollars unless otherwise indicated.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Issuer in bankruptcy

(f)

Private Placement restricted as to resale and does not have a readily avaiilable market. The aggregate cost of such securities is $1,686,715. The aggregate value of $1,646,434 is approximately 0.7% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(p)

The United States federal income tax basis of the Fund’s investments was $244,344,628; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,927,830 (gross unrealized appreciation - $1,736,463; gross unrealized depreciation - $3,664,293). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)

Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at March 31, 2006:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2006	Depreciation

	Long Positions:

14	Euro Dollar	Jun 06	$3,332,000	$3,317,825	$(14,175)
664	Euro Dollar	Sep 06	158,572,069	157,260,100	(1,311,969)
425	U.S. Treasury 5 Year Note	Jun 06	44,730,453	44,385,938	(344,515)

					$(1,670,659)

Forward foreign currency exchange contracts outstanding at March 31, 2006:

	Contracts	Value at Settlement	Value at	Unrealized
Purchase Contracts	to Receive	Date Payable	March 31, 2006	Depreciation

Euros,
Expiring 04/25/06	EUR 10,043,000	$12,252,803	$12,188,957	$(63,846)

	Contracts	Value at Settlement	Value at	Unrealized
Sale Contracts	to Deliver	Date Receivable	March 31, 2006	Depreciation

Euros,
Expiring 04/25/06	EUR 8,066,000	$9,747,681	$9,774,837	$(27,156)
Expiring 06/30/06	EUR 10,896,000	13,234,991	13,278,206	(43,215)

		$22,982,672	$23,053,043	$(70,371)

Interest rate swap agreements outstanding at March 31, 2006:

					Unrealized
Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Depreciation

Lehman Brothers, Inc. (1)	06/21/08	33,400,000	5.00%	3 Month LIBOR	$(139,801)
JP Morgan (1)	06/21/16	3,400,000	5.00%	3 Month LIBOR	(80,123)
Goldman Sachs & Co. (1)	06/21/16	600,000	5.00%	3 Month LIBOR	(15,910)
Goldman Sachs & Co. (1)	06/21/11	600,000	5.00%	3 Month LIBOR	(8,218)
Bank of America, N.A. (1)	06/21/11	6,000,000	5.00%	3 Month LIBOR	(81,980)
Morgan Stanley & Co. (1)	06/21/08	18,500,000	5.00%	3 Month LIBOR	(105,612)
Barclays Bank PLC (1)	06/21/08	11,600,000	5.00%	3 Month LIBOR	(66,804)

					$(498,448)

(1)          Porfolio pays the floating rate and receives the fixed rate.

Details of the credit default swap agreements outstanding as of March 31, 2006 were as follows:

					Unrealized
Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Depreciation

Morgan Stanley & Co.(1)	9/20/06	500,000	1.70%	General Motors Acceptance Corp., 6.875%, due 8/28/12	$(3,818)
Bear Stearns (1)	9/20/06	1,300,000	1.75%	General Motors Acceptance Corp., 6.875%, due 8/28/12	(9,622)
Morgan Stanley & Co.(1)	9/20/06	300,000	1.80%	General Motors Acceptance Corp., 6.875%, due 8/28/12	(2,150)

					$(15,590)

(1)          Porfolio pays the fixed rate and receives from the counterparty par in the event that the underlying                bond defaults.

THE TARGET PORTFOLIO TRUST-MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	LONG-TERM INVESTMENTS —116.7%

	U.S. Government Mortgage Backed Obligations —91.1%
	Federal Home Loan Mortgage Corp.,
$1,226	4.808%, 09/01/35	$1,189,126
5,466	5.00%, 08/01/35-04/01/36	5,199,317
4,676	6.00%, 05/01/11-09/01/24	4,709,112
268	6.50%, 12/01/14-06/01/22	274,801
67	7.50%, 03/01/08-06/01/28	69,748
2	8.25%, 10/01/07-05/01/08	2,666
18	8.50%, 12/01/07-07/01/21	19,529
6	8.75%, 12/01/08	6,204
43	9.00%, 06/01/09-03/01/11	44,650
28	11.50%, 03/01/16	30,747
9	13.25%, 05/01/13	9,329
3	14.00%, 06/01/11	2,845
	Federal National Mortgage Assn.,
6,305	4.50%, 03/01/35-04/01/36	5,815,063
14,704	5.00%, 02/01/18-09/01/35 (a)	14,089,759
999	5.055%, 01/01/16	998,588
13,851	5.50%, 05/01/33-04/01/36	13,542,866
666	5.78%, 11/01/11	672,795
886	5.923%, 11/01/11	901,744
4,417	6.00%, 09/01/14-04/01/35	4,425,149
72	6.05%, 03/01/12	73,761
6,560	6.50%, 03/01/16-04/01/36	6,697,624
10	6.803%, 10/01/07	10,115
4,571	7.00%, 09/01/11-02/01/36	4,706,740
62	8.00%, 03/01/07-12/01/22	66,365
8	8.50%, 01/01/07	8,492
11	9.75%, 08/01/10-11/01/16	11,223
	Government National Mortgage Assoc.,
1,500	6.00%, 05/15/24-12/15/34	1,518,962
2,789	6.50%, 05/15/23-02/15/35	2,892,176
2,631	7.00%, 07/15/16-03/15/36	2,743,463
80	7.50%, 03/15/07-12/20/23	83,225
745	8.00%, 01/15/08-11/15/30	795,990
59	8.25%, 06/20/17-07/20/17	61,892
59	8.50%, 04/20/17	62,381
117	9.00%, 09/15/08-01/15/20	124,731
58	9.50%, 08/15/09-06/15/20	62,752
10	13.50%, 05/15/11	11,060
21	14.00%, 06/15/11	23,556
15	16.00%, 05/15/12	17,059

	Total U.S. Government Mortgage Backed Obligations (cost $73,639,646)	71,975,605

	Collateralized Mortgage Obligations —25.6%
	Bank of America Mortgage Securities, Series 2004, Class J - 2A1
429	4.78%, 11/25/34	419,929
	Bear Stearns Commercial Mortgage Securities Corp., Series 2000 - WF2, Class A2
750	7.32%, 10/15/32	800,559
	Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A2
217	6.56%, 05/18/30	220,472
	Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2
1,968	5.50%, 02/25/36	1,954,513
	Federal Home Loan Mortgage Corp., Pass Through Securities, Series T-42, Class A-5
343	7.50%, 02/25/42	355,253
	Federal Home Loan Mortgage Corp., Series 1058, Class H
17	8.00%, 04/15/21	16,674
	Federal Home Loan Mortgage Corp., Series 1116, Class I
15	5.50%, 08/15/21	14,477

1

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	Collateralized Mortgage Obligations (cont’d)
	Federal Home Loan Mortgage Corp., Series 1120, Class L
$67	8.00%, 07/15/21	$67,028
	Federal Home Loan Mortgage Corp., Series 1176, Class H
61	8.00%, 12/15/06	60,672
	Federal Home Loan Mortgage Corp., Series 1630, Class PJ
776	6.00%, 05/15/23	778,826
	Federal Home Loan Mortgage Corp., Series 186, Class E
61	6.00%, 08/15/21	60,284
	Federal Home Loan Mortgage Corp., Series 2627, Class BG
1,534	3.25%, 06/15/17	1,433,776
	Federal Home Loan Mortgage Corp., Series 2809 Class UC
425	4.00%, 06/15/19	377,135
	Federal Home Loan Mortgage Corp., Series 83, Class Z
7	9.00%, 10/15/20	7,061
	Federal Home Loan Mortgage Corp., Series G92-59, Class D
36	6.00%, 10/15/20	36,142
	Federal National Mortgage Assoc., Series G92-59, Class D
156	6.00%, 10/25/22	157,635
	Federal National Mortgage Assoc., Series 1990-10, Class L
8	8.50%, 02/25/20	8,480
	Federal National Mortgage Assoc., Series 1990-108, Class G
25	7.00%, 09/25/20	25,065
	Federal National Mortgage Assoc., Series 1991-21, Class J
25	7.00%, 03/25/21	25,674
	Federal National Mortgage Assoc., Series 1992-113, Class Z
51	7.50%, 07/25/22	52,672
	Federal National Mortgage Assoc., Series 1992-61, Class ZB
30	7.50%, 05/25/07	30,357
	Federal National Mortgage Assoc., Series 1992-7, Class PZ
2	8.00%, 12/25/21	2,117
	Federal National Mortgage Assoc., Series 1993-223, Class ZA
276	6.50%, 12/25/23	281,061
	Federal National Mortgage Assoc., Series 1998-19, Class J
22	8.50%, 07/25/18	22,804
	Federal National Mortgage Assoc., Series 1998-M4, Class C
140	6.53%, 05/25/30	140,608
	Federal National Mortgage Assoc., Series 2001-51, Class QN
722	6.00%, 10/25/16	729,820
	Federal National Mortgage Assoc., Series 2003-33, Class PT
300	4.50%, 05/25/33	287,780
	Federal National Mortgage Assoc., Series 56, Class 1
25	6.00%, 04/01/19	25,169
	Federal National Mortgage Assoc., Series 56, Class 1, IO
146	7.00%, 03/25/23	3,574
	Federal National Mortgage Assoc., Series G-14, Class L
29	8.50%, 06/25/21	30,242
	Federal National Mortgage Assoc., Series G92-24, Class Z
31	6.50%, 04/25/22	31,118
	Federal National Mortgage Assoc., Series G94-4, Class PG
317	8.00%, 05/25/24	340,109
	First Boston Mortgage Securities Corp., Series B, Class PO
65	0.00%, 04/25/17	56,449
	Government National Morgage Assoc., Series 2005-74, Class HA
947	7.50%, 09/16/35	991,723
	Government National Morgage Assoc., Series 2005-74, Class HB
1,006	7.50%, 09/16/35	1,046,252
	Government National Morgage Assoc., Series 2005-74, Class HC
386	7.50%, 09/16/35	403,753
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2
504	4.62%, 04/25/35	497,146
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A2
817	4.49%, 02/25/35 (c)	796,121
	Morgan Stanley Dean Witter Capital I, Series 200-LIF2, Class A2
750	7.20%, 10/15/33	795,062

THE TARGET PORTFOLIO TRUST-MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE

	Collateralized Mortgage Obligations (cont’d)
	Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4
$1,000	6.39%, 07/15/33	$1,040,361
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4
945	4.44%, 07/25/34 (c)	930,416
	Nomura Asset Securities Corp., Series 1998-D6, Class A1C
1,000	6.69%, 03/15/30	1,062,984
	Salomon Brothers Mortgage Securities, Series 1986-1, Class A
34	6.00%, 12/25/11	33,942
1,500	5.55%, 04/25/36	1,487,790

	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1
786	4.55%, 02/25/35 (c)	766,846
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2
699	4.53%, 04/25/35 (c)	680,515
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class B1
820	4.56%, 01/25/35 (c)	798,189

	Wells Fargo Mortgage Backed Securities Trust

	Total Collateralized Mortgage Obligations (cost $20,170,606)	20,184,635

	Total Long-Term Investments (cost $93,810,252)	92,160,240

	SHORT-TERM INVESTMENTS —15.5%
	Repurchase Agreement—15.2%
12,000	Morgan Stanley, dated 03/31/06, due 04/03/06 in the amount of $12,004,830 (cost $12,000,000; collateralized by $14,090,639 Federal National Mortgage Assoc.; 5.00%, 08/01/20, value of the collateral including accrued interest was $12,292,263)	12,000,000

SHARES
	Affiliated Money Market Mutual Fund —0.3%
234,976	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $234,976)	234,976

	Total Short-Term Investments (cost $12,234,976)	12,234,976

	Total Investments, Before Investments Sold Short—132.2% (cost $106,045,228)(p)	104,395,216

	INVESTMENTS SOLD SHORT —(15.5)%

PRINCIPAL AMOUNT (000)#

	Federal National Mortgage Assoc.
(3,250)	5.50%, TBA	(3,229,688)
	Federal National Mortgage Assoc.
(4,500)	7.00%, TBA	(4,630,779)
	Government National Mortgage
(1,600)	6.50%, 04/01/36	(1,658,000)
	Government National Mortgage
(2,625)	7.00%, 04/01/36	(2,735,743)

	Total Investments Sold Short (proceeds $12,303,943)	(12,254,210)

Total Investments, Net of Investments Sold Short—116.7% (cost $93,741,285)	92,141,006

Liabilities in excess of other assets (x)—(16.7)%	(13,156,004)

NET ASSETS —100%	$78,985,002

The following abbreviations are used in portfolio descriptions:

	IO	Interest Only

	TBA	To Be Announced

(a)	Security or a portion thereof segregated as collateral for open swaps and futures contracts at March 31, 2006.

(c)	Indicates a variable rate security.

(p)

The United States federal income tax basis of the Fund’s investments was $106,046,166; accordingly, net unrealized depreciation on investments for federal income tax purposes was $1,650,950 (gross unrealized appreciation - $524,412; gross unrealized depreciation - $2,175,362). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2006:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at March 31, 2006	Unrealized Appreciation (Depreciation)

Long Positions:
17	U.S. Treasury 5 Year Note	Jun 06	$1,807,578	$1,808,641	$1,063
15	U.S. Treasury 30 Year Bond	Jun 06	1,664,000	1,637,344	(26,656)

Short Positions:
22	U.S. Treasury 5 Year Note	Jun 06	230,072	229,763	309

					$(25,284)

Credit default swap agreements outstanding at March 31, 2006:

					Unrealized Appreciation
Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	(Depreciation)

Goldman Sachs (1)	12/20/10	3,000,000	0.13%	FNMA 4.375%	$5,790
Goldman Sachs (2)	12/20/10	3,000,000	0.26%	FNMA 6.25%	(11,730)

					$(5,940)

(1)	Porfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.

(2)	Porfolio bought credit default protection from the counterparty in the event that the underlying bond defaults.

Reverse Repurchase Agreements outstanding at March 31, 2006:

			Value at
			March 31,	Maturity
Broker	Interest Rate	Trade Date	2006	Date	Cost
Bank of America	4.72%	03/13/06	$8,215,000	4/12/06	$8,215,000
Bank of America	4.79%	03/21/06	1,623,000	4/20/06	1,623,000

			$9,838,000		$9,838,000

THE TARGET PORTFOLIO TRUST – U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments
As of March 31, 2006 (Unaudited)

PRINCIPAL
AMOUNT (000)	DESCRIPTION	VALUE

	Federal Home Loan Bank – 19.5%
$320	2.10%, 07/21/06	$318,038
2,000	2.125%, 05/15/06	1,993,869
2,000	2.75%, 05/15/06	1,996,183
1,400	2.78%, 05/04/06	1,397,568
1,000	3.25%, 07/21/06	997,877
855	3.875%, 09/12/06	852,520
1,000	4.015%, 08/01/06	1,000,000
950	5.375%, 02/15/07	954,759
500	6.75%, 04/10/06	500,206

		10,011,020

	Federal Home Loan Mortgage Association – 3.1%
500	2.74%, 05/12/06	498,786
499	3.00%, 03/28/07	489,155
615	3.05%, 01/19/07	605,470

		1,593,411

	Federal National Mortgage Association – 26.6%
205	2.00%, 05/04/06	204,544
425	2.03%, 06/12/06	423,061
500	2.125%, 04/15/06	499,573
2,000	2.25%, 05/15/06	1,993,892
1,000	2.30%, 04/28/06	998,543
1,500	2.35%, 05/03/06	1,497,212
2,005	2.35%, 04/29/06	2,001,791
1,410	2.74%, 05/05/06	1,407,730
1,000	3.25%, 07/31/06	997,938
1,000	4.00%, 02/22/07	991,418
1,000	4.00%, 08/08/06	999,054
1,630	5.25%, 06/15/06	1,634,231

		13,648,987

	Repurchase Agreements —50.9%
8,800	Goldman Sachs, 4.85% dated 03/31/06, due 04/03/06 in the amount of $8,803,557 (cost $ 8,800,000; collateralized by $9,992,141 Federal Home Mortgage Corp.; 4.50%, 09/01/09, value of the collateral including accrued interest was $8,976,000)	8,800,000

8,700	Morgan Stanley, 4.83% dated 03/31/06, due 04/03/06 in the amount of $8,703,502 (cost $8,700,000; collateralized by $12,569,790 Federal National Mortgage Association.; 5.50%, 09/01/34, value of the collateral including accrued interest was $8,915,603)	8,700,000

8,600	SBC, 4.83% dated 03/31/06, due 04/03/06 in the amount of $8,603,462 (cost $8,600,000; collateralized by $8,365,000 Federal National Mortgage Association.; 6.625%, 09/15/09, value of the collateral including accrued interest was $8,774,972)	8,600,000

	Total Repurchase Agreements (cost $26,100,000)	26,100,000

SHARES

	Affiliated Money Market Mutual Fund —0.1%
41,474	Dryden Core Investment Fund - Taxable Money Market Series(q) (cost $41,474)	41,474

	Total Investments—100.2% (amortized cost $51,394,892) (a)	51,394,892

	Liabilities in excess of other assets —(0.2)%	(97,795)

	Net Assets —100%	$51,297,097

(a)	Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

(q)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of lnvestments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer's financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	May 30, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	May 30, 2006

* Print the name and title of each signing officer under his or her signature.